PSF PGIM 50/50 BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Long-Term Investments — 89.0%
Common Stocks — 47.2%
Aerospace & Defense — 0.7%
Axon Enterprise, Inc.*	2,100	$417,879
BAE Systems PLC (United Kingdom)	2,293	27,864
Boeing Co. (The)*	17,450	3,344,816
General Dynamics Corp.	6,800	1,502,596
Howmet Aerospace, Inc.	12,080	558,700
Huntington Ingalls Industries, Inc.	1,200	245,496
L3Harris Technologies, Inc.	5,670	987,261
Lockheed Martin Corp.	6,820	2,789,107
MTU Aero Engines AG (Germany)	40	7,245
Northrop Grumman Corp.	4,222	1,858,482
Rolls-Royce Holdings PLC (United Kingdom)*	6,200	16,612
RTX Corp.	44,655	3,213,820
Safran SA (France)	271	42,468
Textron, Inc.	6,500	507,910
Thales SA (France)	85	11,946
TransDigm Group, Inc.*	1,700	1,433,321
		16,965,523
Air Freight & Logistics — 0.3%
C.H. Robinson Worldwide, Inc.(a)	3,600	310,068
Expeditors International of Washington, Inc.	4,900	561,687
FedEx Corp.	6,980	1,849,142
United Parcel Service, Inc. (Class B Stock)	22,200	3,460,314
		6,181,211
Automobile Components — 0.1%
Aptiv PLC*	8,700	857,733
BorgWarner, Inc.	7,100	286,627
		1,144,360
Automobiles — 1.0%
Bayerische Motoren Werke AG (Germany)	1,030	104,614
Ford Motor Co.	122,585	1,522,506
General Motors Co.	42,400	1,397,928
Honda Motor Co. Ltd. (Japan)	5,100	57,373
Isuzu Motors Ltd. (Japan)	500	6,286
Mazda Motor Corp. (Japan)	8,300	94,242
Mercedes-Benz Group AG (Germany)	1,717	119,498
Stellantis NV	4,881	93,464
Subaru Corp. (Japan)	4,700	91,389
Tesla, Inc.*	84,820	21,223,660
Toyota Motor Corp. (Japan)	3,900	69,967
		24,780,927
Banks — 1.5%
ABN AMRO Bank NV (Netherlands), 144A, CVA	3,504	49,520
Banco Bilbao Vizcaya Argentaria SA (Spain)	5,952	48,169
Banco Santander SA (Spain)	5,853	22,289
Bank Hapoalim BM (Israel)	1,067	9,507
Bank of America Corp.	212,941	5,830,325
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Bank of Ireland Group PLC (Ireland)	875	$8,554
Barclays PLC (United Kingdom)	12,460	24,016
CaixaBank SA (Spain)	3,551	14,147
Citigroup, Inc.	59,335	2,440,448
Citizens Financial Group, Inc.	14,500	388,600
Comerica, Inc.	3,900	162,045
Commonwealth Bank of Australia (Australia)	206	13,158
Credit Agricole SA (France)	987	12,135
DBS Group Holdings Ltd. (Singapore)	1,300	31,927
DNB Bank ASA (Norway)	3,286	66,022
Erste Group Bank AG (Austria)	259	8,945
Fifth Third Bancorp	21,221	537,528
HSBC Holdings PLC (United Kingdom)	23,099	180,759
Huntington Bancshares, Inc.	44,536	463,174
ING Groep NV (Netherlands)	2,725	35,916
Intesa Sanpaolo SpA (Italy)	11,430	29,275
JPMorgan Chase & Co.	89,745	13,014,820
KeyCorp	29,100	313,116
Lloyds Banking Group PLC (United Kingdom)	52,628	28,282
M&T Bank Corp.	5,205	658,172
Mitsubishi UFJ Financial Group, Inc. (Japan)	14,400	122,028
National Australia Bank Ltd. (Australia)	2,316	42,995
NatWest Group PLC (United Kingdom)	3,909	11,182
Nordea Bank Abp (Finland)	7,450	81,680
Oversea-Chinese Banking Corp. Ltd. (Singapore)	7,000	65,464
PNC Financial Services Group, Inc. (The)	12,433	1,526,399
Regions Financial Corp.	29,903	514,332
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	1,195	14,247
Standard Chartered PLC (United Kingdom)	1,830	16,831
Svenska Handelsbanken AB (Sweden) (Class A Stock)	1,176	10,464
Swedbank AB (Sweden) (Class A Stock)	1,397	25,679
Truist Financial Corp.	41,501	1,187,344
U.S. Bancorp	47,885	1,583,078
UniCredit SpA (Italy)	3,795	90,421
United Overseas Bank Ltd. (Singapore)	800	16,662
Wells Fargo & Co.	112,664	4,603,451
Zions Bancorp NA	5,050	176,194
		34,479,300
Beverages — 0.8%
Brown-Forman Corp. (Class B Stock)	5,875	338,929
Coca-Cola Co. (The)	120,901	6,768,038
Coca-Cola Europacific Partners PLC (United Kingdom)	100	6,248
Coca-Cola HBC AG (Italy)*	184	5,031
Constellation Brands, Inc. (Class A Stock)	4,940	1,241,570
Keurig Dr. Pepper, Inc.	26,300	830,291
A1

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Beverages (cont’d.)
Molson Coors Beverage Co. (Class B Stock)	5,600	$356,104
Monster Beverage Corp.*	22,800	1,207,260
PepsiCo, Inc.	42,507	7,202,386
		17,955,857
Biotechnology — 1.0%
AbbVie, Inc.	54,201	8,079,201
Amgen, Inc.	16,437	4,417,608
Biogen, Inc.*	4,460	1,146,265
Gilead Sciences, Inc.	38,400	2,877,696
Incyte Corp.*	5,700	329,289
Moderna, Inc.*	10,150	1,048,393
Regeneron Pharmaceuticals, Inc.*	3,280	2,699,309
Vertex Pharmaceuticals, Inc.*	7,800	2,712,372
		23,310,133
Broadline Retail — 1.5%
Amazon.com, Inc.*	278,900	35,453,768
eBay, Inc.	16,500	727,485
Etsy, Inc.*	3,700	238,946
Next PLC (United Kingdom)	100	8,869
		36,429,068
Building Products — 0.2%
A.O. Smith Corp.	3,700	244,681
Allegion PLC(a)	2,833	295,199
Assa Abloy AB (Sweden) (Class B Stock)	744	16,166
Carrier Global Corp.	26,002	1,435,310
Cie de Saint-Gobain SA (France)	686	41,057
Johnson Controls International PLC	21,122	1,123,902
Masco Corp.	7,200	384,840
Trane Technologies PLC	6,900	1,400,079
		4,941,234
Capital Markets — 1.3%
3i Group PLC (United Kingdom)	2,982	75,059
Ameriprise Financial, Inc.	3,220	1,061,570
Bank of New York Mellon Corp. (The)	22,758	970,629
BlackRock, Inc.	4,310	2,786,372
Blackstone, Inc.	21,800	2,335,652
Cboe Global Markets, Inc.	3,200	499,872
Charles Schwab Corp. (The)	45,750	2,511,675
CME Group, Inc.	11,200	2,242,464
Daiwa Securities Group, Inc. (Japan)	1,100	6,343
Deutsche Bank AG (Germany)	5,004	54,995
Deutsche Boerse AG (Germany)	142	24,523
FactSet Research Systems, Inc.	1,200	524,712
Franklin Resources, Inc.(a)	8,700	213,846
Goldman Sachs Group, Inc. (The)	10,080	3,261,586
Intercontinental Exchange, Inc.	17,655	1,942,403
Invesco Ltd.	14,300	207,636
Julius Baer Group Ltd. (Switzerland)	177	11,329
MarketAxess Holdings, Inc.	1,020	217,913
Moody’s Corp.	4,750	1,501,807
Morgan Stanley	39,319	3,211,183
	Shares	Value
Common Stocks (continued)
Capital Markets (cont’d.)
MSCI, Inc.	2,440	$1,251,915
Nasdaq, Inc.	10,300	500,477
Nomura Holdings, Inc. (Japan)	2,500	10,011
Northern Trust Corp.(a)	6,400	444,672
Raymond James Financial, Inc.(a)	5,750	577,472
S&P Global, Inc.	9,960	3,639,484
Singapore Exchange Ltd. (Singapore)	9,400	66,872
State Street Corp.	9,800	656,208
T. Rowe Price Group, Inc.	7,100	744,577
UBS Group AG (Switzerland)	2,657	65,448
		31,618,705
Chemicals — 0.8%
Air Products & Chemicals, Inc.	6,700	1,898,780
Albemarle Corp.	3,600	612,144
Celanese Corp.	3,000	376,560
CF Industries Holdings, Inc.	5,900	505,866
Corteva, Inc.	22,147	1,133,040
Dow, Inc.	21,547	1,110,963
DuPont de Nemours, Inc.	14,247	1,062,684
Eastman Chemical Co.	3,800	291,536
Ecolab, Inc.	7,700	1,304,380
FMC Corp.	4,000	267,880
ICL Group Ltd. (Israel)	864	4,768
International Flavors & Fragrances, Inc.	8,000	545,360
Linde PLC	15,200	5,659,720
LyondellBasell Industries NV (Class A Stock)	7,800	738,660
Mosaic Co. (The)	10,300	366,680
Nippon Sanso Holdings Corp. (Japan)	300	7,103
PPG Industries, Inc.	7,200	934,560
Sherwin-Williams Co. (The)	7,150	1,823,607
Shin-Etsu Chemical Co. Ltd. (Japan)	700	20,332
Solvay SA (Belgium)	806	89,071
Yara International ASA (Brazil)	122	4,607
		18,758,301
Commercial Services & Supplies — 0.2%
Brambles Ltd. (Australia)	3,822	35,111
Cintas Corp.	2,660	1,279,487
Copart, Inc.*	26,800	1,154,812
Dai Nippon Printing Co. Ltd. (Japan)	200	5,204
Republic Services, Inc.	6,365	907,076
Rollins, Inc.	8,900	332,237
Waste Management, Inc.	11,542	1,759,462
		5,473,389
Communications Equipment — 0.4%
Arista Networks, Inc.*	7,700	1,416,261
Cisco Systems, Inc.	125,500	6,746,880
F5, Inc.*	1,700	273,938
Juniper Networks, Inc.	9,900	275,121
Motorola Solutions, Inc.	5,289	1,439,877
		10,152,077
Construction & Engineering — 0.0%
Eiffage SA (France)	642	60,937

A2

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Construction & Engineering (cont’d.)
Obayashi Corp. (Japan)	9,100	$80,079
Quanta Services, Inc.	4,400	823,108
Vinci SA (France)	1,037	114,724
		1,078,848
Construction Materials — 0.1%
CRH PLC	576	31,757
Heidelberg Materials AG (Germany)	106	8,210
Holcim AG*	411	26,308
James Hardie Industries PLC, CDI*	360	9,415
Martin Marietta Materials, Inc.	1,880	771,702
Vulcan Materials Co.	4,000	808,080
		1,655,472
Consumer Finance — 0.2%
American Express Co.	17,800	2,655,582
Capital One Financial Corp.	11,861	1,151,110
Discover Financial Services	7,740	670,516
Synchrony Financial	13,372	408,782
		4,885,990
Consumer Staples Distribution & Retail — 0.9%
Carrefour SA (France)	431	7,402
Coles Group Ltd. (Australia)	1,152	11,498
Costco Wholesale Corp.	13,700	7,739,952
Dollar General Corp.	6,800	719,440
Dollar Tree, Inc.*	6,365	677,554
J Sainsbury PLC (United Kingdom)	3,717	11,447
Kesko OYJ (Finland) (Class B Stock)	202	3,619
Koninklijke Ahold Delhaize NV (Netherlands)	3,312	99,823
Kroger Co. (The)	20,392	912,542
Sysco Corp.	15,800	1,043,590
Target Corp.	14,360	1,587,785
Tesco PLC (United Kingdom)	5,446	17,517
Walgreens Boots Alliance, Inc.(a)	22,300	495,952
Walmart, Inc.	43,300	6,924,969
Woolworths Group Ltd. (Australia)	898	21,499
		20,274,589
Containers & Packaging — 0.1%
Amcor PLC(a)	47,450	434,642
Avery Dennison Corp.	2,500	456,675
Ball Corp.	10,000	497,800
International Paper Co.	10,673	378,572
Packaging Corp. of America	2,700	414,585
Sealed Air Corp.	4,300	141,298
Westrock Co.	7,744	277,235
		2,600,807
Distributors — 0.1%
Genuine Parts Co.(a)	4,500	649,710
LKQ Corp.	7,900	391,129
Pool Corp.	1,080	384,588
		1,425,427
	Shares	Value
Common Stocks (continued)
Diversified REITs — 0.0%
GPT Group (The) (Australia)	1,408	$3,506
Nomura Real Estate Master Fund, Inc. (Japan)	3	3,360
Stockland (Australia)	1,757	4,398
		11,264
Diversified Telecommunication Services — 0.3%
AT&T, Inc.	220,836	3,316,957
Deutsche Telekom AG (Germany)	2,648	55,547
HKT Trust & HKT Ltd. (Hong Kong), UTS	3,000	3,128
Koninklijke KPN NV (Netherlands)	22,918	75,507
Telefonica Deutschland Holding AG (Germany)	20,863	37,315
Telefonica SA (Spain)	2,530	10,336
Telstra Group Ltd. (Australia)	3,256	8,044
Verizon Communications, Inc.	129,076	4,183,353
		7,690,187
Electric Utilities — 0.8%
Alliant Energy Corp.	8,100	392,445
American Electric Power Co., Inc.	16,060	1,208,033
Chubu Electric Power Co., Inc. (Japan)	2,900	36,917
CK Infrastructure Holdings Ltd. (Hong Kong)	3,500	16,514
Constellation Energy Corp.	9,804	1,069,420
Duke Energy Corp.	23,661	2,088,320
Edison International	11,900	753,151
Endesa SA (Spain)	3,744	76,196
Enel SpA (Italy)	6,077	37,269
Entergy Corp.	6,700	619,750
Evergy, Inc.	7,300	370,110
Eversource Energy	10,900	633,835
Exelon Corp.(a)	31,013	1,171,981
FirstEnergy Corp.	17,356	593,228
NextEra Energy, Inc.	62,500	3,580,625
NRG Energy, Inc.	7,000	269,640
PG&E Corp.*	64,100	1,033,933
Pinnacle West Capital Corp.	3,700	272,616
PPL Corp.	23,700	558,372
Southern Co. (The)	34,000	2,200,480
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	1,300	5,799
Xcel Energy, Inc.	17,110	979,034
		17,967,668
Electrical Equipment — 0.3%
ABB Ltd. (Switzerland)	3,117	111,256
AMETEK, Inc.	7,000	1,034,320
Eaton Corp. PLC	12,237	2,609,907
Emerson Electric Co.	17,500	1,689,975
Fuji Electric Co. Ltd. (Japan)	100	4,504
Generac Holdings, Inc.*	1,900	207,024
Legrand SA (France)	210	19,296
Nidec Corp. (Japan)	400	18,469
Prysmian SpA (Italy)	210	8,429

A3

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Electrical Equipment (cont’d.)
Rockwell Automation, Inc.	3,400	$971,958
		6,675,138
Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp. (Class A Stock)	18,500	1,553,815
CDW Corp.	4,050	817,128
Corning, Inc.	23,800	725,186
Keysight Technologies, Inc.*	5,400	714,474
Shimadzu Corp. (Japan)	1,100	29,178
TE Connectivity Ltd.	9,700	1,198,241
Teledyne Technologies, Inc.*	1,360	555,669
Trimble, Inc.*	8,000	430,880
Yokogawa Electric Corp. (Japan)	3,900	75,273
Zebra Technologies Corp. (Class A Stock)*	1,570	371,352
		6,471,196
Energy Equipment & Services — 0.2%
Baker Hughes Co.	31,198	1,101,914
Halliburton Co.	27,500	1,113,750
Schlumberger NV	43,724	2,549,109
		4,764,773
Entertainment — 0.6%
Activision Blizzard, Inc.	22,300	2,087,949
Electronic Arts, Inc.	8,100	975,240
Live Nation Entertainment, Inc.*(a)	4,500	373,680
Netflix, Inc.*	13,610	5,139,136
Nintendo Co. Ltd. (Japan)	1,200	49,864
Take-Two Interactive Software, Inc.*	4,800	673,872
Walt Disney Co. (The)*	56,382	4,569,761
Warner Bros Discovery, Inc.*	68,276	741,477
		14,610,979
Financial Services — 2.0%
Berkshire Hathaway, Inc. (Class B Stock)*	55,955	19,601,036
EXOR NV (Netherlands)	88	7,783
Fidelity National Information Services, Inc.	18,500	1,022,495
Fiserv, Inc.*	19,200	2,168,832
FleetCor Technologies, Inc.*	2,300	587,282
Global Payments, Inc.	7,977	920,466
Groupe Bruxelles Lambert NV (Belgium)	78	5,804
Investor AB (Sweden) (Class B Stock)	1,404	26,879
Jack Henry & Associates, Inc.	2,100	317,394
Mastercard, Inc. (Class A Stock)	25,750	10,194,683
PayPal Holdings, Inc.*	33,800	1,975,948
Visa, Inc. (Class A Stock)(a)	49,600	11,408,496
		48,237,098
Food Products — 0.5%
Archer-Daniels-Midland Co.	16,526	1,246,391
Bunge Ltd.	4,800	519,600
Campbell Soup Co.(a)	6,400	262,912
Conagra Brands, Inc.	15,600	427,752
	Shares	Value
Common Stocks (continued)
Food Products (cont’d.)
General Mills, Inc.	18,100	$1,158,219
Hershey Co. (The)	4,400	880,352
Hormel Foods Corp.	9,300	353,679
J.M. Smucker Co. (The)(a)	3,100	381,021
Kellogg Co.	8,200	487,982
Kraft Heinz Co. (The)	26,967	907,170
Lamb Weston Holdings, Inc.	4,700	434,562
McCormick & Co., Inc.(a)	7,840	593,018
Mondelez International, Inc. (Class A Stock)	41,853	2,904,598
Mowi ASA (Norway)	5,055	89,349
Nestle SA	1,502	170,020
Orkla ASA (Norway)	672	5,019
Tyson Foods, Inc. (Class A Stock)	8,900	449,361
WH Group Ltd. (Hong Kong), 144A	72,000	37,686
Wilmar International Ltd. (China)	28,000	76,196
		11,384,887
Gas Utilities — 0.0%
Atmos Energy Corp.	4,400	466,092
Enagas SA (Spain)	1,245	20,617
Tokyo Gas Co. Ltd. (Japan)	3,800	86,156
		572,865
Ground Transportation — 0.4%
CSX Corp.	61,800	1,900,350
Hankyu Hanshin Holdings, Inc. (Japan)	200	6,824
J.B. Hunt Transport Services, Inc.	2,400	452,448
Norfolk Southern Corp.	6,900	1,358,817
Odakyu Electric Railway Co. Ltd. (Japan)	400	5,977
Old Dominion Freight Line, Inc.	2,765	1,131,272
Union Pacific Corp.	18,560	3,779,373
West Japan Railway Co. (Japan)	200	8,276
		8,643,337
Health Care Equipment & Supplies — 1.2%
Abbott Laboratories	53,250	5,157,262
Alcon, Inc. (Switzerland)	279	21,530
Align Technology, Inc.*	2,040	622,853
Baxter International, Inc.	15,500	584,970
Becton, Dickinson & Co.	8,710	2,251,796
Boston Scientific Corp.*	45,067	2,379,538
Cochlear Ltd. (Australia)	49	8,025
Cooper Cos., Inc. (The)	1,440	457,934
DENTSPLY SIRONA, Inc.	7,100	242,536
Dexcom, Inc.*	12,060	1,125,198
Edwards Lifesciences Corp.*	18,900	1,309,392
GE HealthCare Technologies, Inc.	11,992	815,936
Hologic, Inc.*	7,600	527,440
Hoya Corp. (Japan)	200	20,484
IDEXX Laboratories, Inc.*	2,580	1,128,157
Insulet Corp.*	2,000	318,980
Intuitive Surgical, Inc.*	10,660	3,115,811
Koninklijke Philips NV (Netherlands)*	723	14,425
Medtronic PLC	41,090	3,219,812
Olympus Corp. (Japan)	500	6,492

A4

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies (cont’d.)
ResMed, Inc.	4,400	$650,628
STERIS PLC	3,050	669,231
Stryker Corp.	10,300	2,814,681
Teleflex, Inc.	1,400	274,974
Zimmer Biomet Holdings, Inc.	6,600	740,652
		28,478,737
Health Care Providers & Services — 1.4%
Cardinal Health, Inc.	7,950	690,219
Cencora, Inc.	5,000	899,850
Centene Corp.*	16,650	1,146,852
Cigna Group (The)	9,100	2,603,237
CVS Health Corp.	39,583	2,763,685
DaVita, Inc.*	1,600	151,248
Elevance Health, Inc.	7,080	3,082,774
Fresenius Medical Care AG & Co. KGaA (Germany)	120	5,159
Fresenius SE & Co. KGaA (Germany)	313	9,722
HCA Healthcare, Inc.	6,200	1,525,076
Henry Schein, Inc.*	4,000	297,000
Humana, Inc.	3,810	1,853,641
Laboratory Corp. of America Holdings(a)	2,700	542,835
McKesson Corp.	4,130	1,795,930
Molina Healthcare, Inc.*	1,750	573,808
Quest Diagnostics, Inc.	3,500	426,510
Sonic Healthcare Ltd. (Australia)	3,963	75,673
UnitedHealth Group, Inc.	28,340	14,288,745
Universal Health Services, Inc. (Class B Stock)	2,000	251,460
		32,983,424
Health Care REITs — 0.1%
Healthpeak Properties, Inc.	17,000	312,120
Ventas, Inc.	12,368	521,064
Welltower, Inc.	15,900	1,302,528
		2,135,712
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.(a)	22,982	369,321
Hotels, Restaurants & Leisure — 1.0%
Accor SA (France)	1,283	43,153
Airbnb, Inc. (Class A Stock)*	13,100	1,797,451
Aristocrat Leisure Ltd. (Australia)	439	11,470
Booking Holdings, Inc.*	1,100	3,392,345
Caesars Entertainment, Inc.*	6,700	310,545
Carnival Corp.*(a)	31,300	429,436
Chipotle Mexican Grill, Inc.*	840	1,538,737
Darden Restaurants, Inc.(a)	3,550	508,431
Domino’s Pizza, Inc.	960	363,638
Expedia Group, Inc.*	4,250	438,047
Genting Singapore Ltd. (Singapore)	8,000	4,939
Hilton Worldwide Holdings, Inc.	8,000	1,201,440
InterContinental Hotels Group PLC (United Kingdom)	141	10,428
Las Vegas Sands Corp.	10,450	479,028
	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure (cont’d.)
Marriott International, Inc. (Class A Stock)	7,628	$1,499,360
McDonald’s Corp.	22,600	5,953,744
MGM Resorts International	9,200	338,192
Norwegian Cruise Line Holdings Ltd.*(a)	13,800	227,424
Oriental Land Co. Ltd. (Japan)	1,500	49,211
Royal Caribbean Cruises Ltd.*	7,200	663,408
Sodexo SA (France)	72	7,412
Starbucks Corp.	35,300	3,221,831
Whitbread PLC (United Kingdom)	2,058	86,627
Wynn Resorts Ltd.	2,900	267,989
Yum! Brands, Inc.	8,500	1,061,990
		23,906,276
Household Durables — 0.2%
Berkeley Group Holdings PLC (United Kingdom)	100	4,994
D.R. Horton, Inc.	9,500	1,020,965
Garmin Ltd.	4,900	515,480
Lennar Corp. (Class A Stock)	7,800	875,394
Mohawk Industries, Inc.*	1,540	132,147
NVR, Inc.*	90	536,697
Panasonic Holdings Corp. (Japan)	8,800	99,333
PulteGroup, Inc.	6,722	497,764
Sekisui Chemical Co. Ltd. (Japan)	400	5,755
Sekisui House Ltd. (Japan)	500	9,951
Sony Group Corp. (Japan)	1,100	89,953
Whirlpool Corp.	1,626	217,396
		4,005,829
Household Products — 0.6%
Church & Dwight Co., Inc.	7,600	696,388
Clorox Co. (The)	3,700	484,922
Colgate-Palmolive Co.	25,900	1,841,749
Essity AB (Sweden) (Class B Stock)	3,339	72,013
Henkel AG & Co. KGaA (Germany)	78	4,918
Kimberly-Clark Corp.	10,500	1,268,925
Procter & Gamble Co. (The)	72,925	10,636,840
Reckitt Benckiser Group PLC (United Kingdom)	579	40,832
		15,046,587
Independent Power & Renewable Electricity Producers — 0.0%
AES Corp. (The)	21,300	323,760
RWE AG (Germany)	505	18,746
		342,506
Industrial Conglomerates — 0.4%
3M Co.	16,880	1,580,305
General Electric Co.	33,578	3,712,048
Honeywell International, Inc.	20,712	3,826,335
Lifco AB (Sweden) (Class B Stock)	288	5,038
Siemens AG (Germany)	902	128,904
		9,252,630

A5

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Industrial REITs — 0.1%
Goodman Group (Australia)	7,868	$107,837
Prologis, Inc.	28,484	3,196,190
		3,304,027
Insurance — 1.0%
Aflac, Inc.	17,500	1,343,125
Ageas SA/NV (Belgium)	130	5,354
Allianz SE (Germany)	319	75,914
Allstate Corp. (The)	8,100	902,421
American International Group, Inc.	22,539	1,365,863
Aon PLC (Class A Stock)	6,300	2,042,586
Arch Capital Group Ltd.*	11,500	916,665
Arthur J. Gallagher & Co.	6,600	1,504,338
Assicurazioni Generali SpA (Italy)	4,499	91,835
Assurant, Inc.	1,500	215,370
AXA SA (France)	3,836	113,810
Brown & Brown, Inc.	7,300	509,832
Chubb Ltd.	12,686	2,640,972
Cincinnati Financial Corp.	4,937	505,006
Dai-ichi Life Holdings, Inc. (Japan)	4,300	88,771
Everest Group Ltd.	1,240	460,871
Globe Life, Inc.	2,825	307,162
Hartford Financial Services Group, Inc. (The)	9,600	680,736
Japan Post Insurance Co. Ltd. (Japan)	400	6,727
Loews Corp.	5,875	371,946
Marsh & McLennan Cos., Inc.	15,500	2,949,650
Medibank Private Ltd. (Australia)	33,584	74,124
MetLife, Inc.	19,450	1,223,600
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	320	124,625
NN Group NV (Netherlands)	1,392	44,625
Principal Financial Group, Inc.	6,800	490,076
Progressive Corp. (The)	18,000	2,507,400
QBE Insurance Group Ltd. (Australia)	1,081	10,829
Sompo Holdings, Inc. (Japan)	300	12,857
Suncorp Group Ltd. (Australia)	9,548	85,069
Talanx AG (Germany)	81	5,127
Travelers Cos., Inc. (The)	7,135	1,165,217
W.R. Berkley Corp.	6,200	393,638
Willis Towers Watson PLC	3,140	656,134
		23,892,275
Interactive Media & Services — 2.8%
Alphabet, Inc. (Class A Stock)*	182,200	23,842,692
Alphabet, Inc. (Class C Stock)*	155,060	20,444,661
Match Group, Inc.*	8,700	340,822
Meta Platforms, Inc. (Class A Stock)*	68,130	20,453,307
Scout24 SE (Germany), 144A	542	37,582
		65,119,064
IT Services — 0.6%
Accenture PLC (Class A Stock)	19,300	5,927,223
Akamai Technologies, Inc.*	4,800	511,392
Cognizant Technology Solutions Corp. (Class A Stock)	15,800	1,070,292
	Shares	Value
Common Stocks (continued)
IT Services (cont’d.)
DXC Technology Co.*	6,328	$131,812
EPAM Systems, Inc.*	1,740	444,900
Gartner, Inc.*	2,400	824,664
International Business Machines Corp.	28,400	3,984,520
NEC Corp. (Japan)	200	11,044
Nomura Research Institute Ltd. (Japan)	400	10,397
Obic Co. Ltd. (Japan)	100	15,152
Otsuka Corp. (Japan)	200	8,462
TIS, Inc. (Japan)	400	8,796
VeriSign, Inc.*	2,700	546,831
Wix.com Ltd. (Israel)*(a)	800	73,440
		13,568,925
Leisure Products — 0.0%
Bandai Namco Holdings, Inc. (Japan)	500	10,170
Hasbro, Inc.	4,100	271,174
		281,344
Life Sciences Tools & Services — 0.7%
Agilent Technologies, Inc.	9,214	1,030,309
Bio-Rad Laboratories, Inc. (Class A Stock)*	540	193,563
Bio-Techne Corp.	4,800	326,736
Charles River Laboratories International, Inc.*	1,560	305,729
Danaher Corp.	20,200	5,011,620
Illumina, Inc.*	4,800	658,944
IQVIA Holdings, Inc.*	5,600	1,101,800
Mettler-Toledo International, Inc.*	680	753,488
Revvity, Inc.	4,000	442,800
Thermo Fisher Scientific, Inc.	11,900	6,023,423
Waters Corp.*	1,800	493,578
West Pharmaceutical Services, Inc.	2,300	862,983
		17,204,973
Machinery — 0.9%
Alfa Laval AB (Sweden)	210	7,194
Atlas Copco AB (Sweden) (Class A Stock)	2,176	29,225
Atlas Copco AB (Sweden) (Class B Stock)	1,156	13,520
Caterpillar, Inc.	15,700	4,286,100
CNH Industrial NV (United Kingdom)	833	10,112
Cummins, Inc.	4,300	982,378
Daimler Truck Holding AG (Germany)	332	11,495
Deere & Co.	8,340	3,147,349
Dover Corp.	4,400	613,844
Epiroc AB (Sweden) (Class A Stock)	483	9,171
Epiroc AB (Sweden) (Class B Stock)	290	4,639
FANUC Corp. (Japan)	800	20,806
Fortive Corp.	10,850	804,636
GEA Group AG (Germany)	1,945	71,682
IDEX Corp.	2,310	480,526
Illinois Tool Works, Inc.	8,300	1,911,573
Ingersoll Rand, Inc.	12,400	790,128
Komatsu Ltd. (Japan)	3,300	89,005
Kone OYJ (Finland) (Class B Stock)	268	11,294

A6

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
Kubota Corp. (Japan)	900	$13,240
Metso OYJ (Finland)	546	5,726
Mitsubishi Heavy Industries Ltd. (Japan)	300	16,733
Nordson Corp.	1,500	334,755
Otis Worldwide Corp.	12,501	1,003,955
PACCAR, Inc.	16,114	1,370,012
Parker-Hannifin Corp.	3,865	1,505,495
Pentair PLC	5,377	348,161
Rational AG (Germany)	25	15,818
Sandvik AB (Sweden)	852	15,677
Schindler Holding AG (Switzerland) (Part. Cert.)	31	6,175
SKF AB (Sweden) (Class B Stock)	3,320	55,117
Snap-on, Inc.	1,500	382,590
Stanley Black & Decker, Inc.	4,647	388,396
Volvo AB (Sweden) (Class B Stock)	4,831	99,507
Wartsila OYJ Abp (Finland)	420	4,760
Westinghouse Air Brake Technologies Corp.	5,451	579,278
Xylem, Inc.	7,400	673,622
		20,113,694
Marine Transportation — 0.0%
Kuehne + Nagel International AG (Switzerland)	45	12,786
Media — 0.4%
Charter Communications, Inc. (Class A Stock)*	3,060	1,345,849
Comcast Corp. (Class A Stock)	126,780	5,621,425
Dentsu Group, Inc. (Japan)	300	8,824
Fox Corp. (Class A Stock)	8,500	265,200
Fox Corp. (Class B Stock)	4,733	136,689
Informa PLC (United Kingdom)	9,262	84,576
Interpublic Group of Cos., Inc. (The)	11,831	339,076
News Corp. (Class A Stock)	12,075	242,224
News Corp. (Class B Stock)	3,500	73,045
Omnicom Group, Inc.	6,100	454,328
Paramount Global (Class B Stock)(a)	16,530	213,237
Publicis Groupe SA (France)	1,290	97,644
		8,882,117
Metals & Mining — 0.2%
ArcelorMittal SA (Luxembourg)	3,334	83,470
BHP Group Ltd. (Australia)	6,520	183,152
BlueScope Steel Ltd. (Australia)	6,078	75,267
Fortescue Metals Group Ltd. (Australia)	1,630	21,668
Freeport-McMoRan, Inc.	43,988	1,640,313
Glencore PLC (Australia)	8,705	49,571
JFE Holdings, Inc. (Japan)	1,600	23,431
Newmont Corp.(a)	24,800	916,360
Nippon Steel Corp. (Japan)	3,700	86,684
Norsk Hydro ASA (Norway)	960	6,008
Nucor Corp.	7,600	1,188,260
Pilbara Minerals Ltd. (Australia)	1,670	4,556
Rio Tinto Ltd. (Australia)	275	19,835
Rio Tinto PLC (Australia)	947	59,464
	Shares	Value
Common Stocks (continued)
Metals & Mining (cont’d.)
Steel Dynamics, Inc.(a)	4,750	$509,295
voestalpine AG (Austria)	240	6,534
		4,873,868
Multi-Utilities — 0.3%
Ameren Corp.	8,100	606,123
CenterPoint Energy, Inc.	20,600	553,110
Centrica PLC (United Kingdom)	48,285	90,820
CMS Energy Corp.	8,900	472,679
Consolidated Edison, Inc.	10,600	906,618
Dominion Energy, Inc.	26,015	1,162,090
DTE Energy Co.	6,400	635,392
E.ON SE (Germany)	8,573	101,384
Engie SA (France)	1,989	30,504
NiSource, Inc.	13,600	335,648
Public Service Enterprise Group, Inc.	15,500	882,105
Sempra	19,638	1,335,973
WEC Energy Group, Inc.	9,613	774,327
		7,886,773
Office REITs — 0.0%
Alexandria Real Estate Equities, Inc.	4,780	478,478
Boston Properties, Inc.(a)	4,400	261,712
		740,190
Oil, Gas & Consumable Fuels — 2.0%
Ampol Ltd. (Australia)	231	4,987
APA Corp.	9,314	382,805
BP PLC (United Kingdom)	25,597	164,997
Chevron Corp.	54,522	9,193,500
ConocoPhillips	36,819	4,410,916
Coterra Energy, Inc.	23,600	638,380
Devon Energy Corp.	20,000	954,000
Diamondback Energy, Inc.	5,600	867,328
Eni SpA (Italy)	1,602	25,734
EOG Resources, Inc.	17,900	2,269,004
EQT Corp.	11,100	450,438
Equinor ASA (Norway)	761	24,940
Exxon Mobil Corp.	122,999	14,462,222
Hess Corp.	8,400	1,285,200
Inpex Corp. (Japan)	5,600	83,991
Kinder Morgan, Inc.	60,898	1,009,689
Marathon Oil Corp.	19,082	510,443
Marathon Petroleum Corp.	12,119	1,834,089
Occidental Petroleum Corp.(a)	20,404	1,323,812
OMV AG (Austria)	120	5,732
ONEOK, Inc.	17,800	1,129,054
Phillips 66	13,638	1,638,606
Pioneer Natural Resources Co.	7,050	1,618,327
Repsol SA (Spain)	4,695	77,228
Shell PLC (Netherlands)	6,982	221,289
Targa Resources Corp.	6,900	591,468
TotalEnergies SE (France)	716	47,077
Valero Energy Corp.	10,800	1,530,468
Williams Cos., Inc. (The)	38,000	1,280,220
		48,035,944

A7

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Passenger Airlines — 0.1%
Alaska Air Group, Inc.*	4,300	$159,444
American Airlines Group, Inc.*(a)	20,700	265,167
ANA Holdings, Inc. (Japan)*	500	10,469
Delta Air Lines, Inc.	19,700	728,900
Deutsche Lufthansa AG (Germany)*	8,649	68,443
Japan Airlines Co. Ltd. (Japan)	3,800	73,831
Qantas Airways Ltd. (Australia)*	1,496	4,952
Singapore Airlines Ltd. (Singapore)	4,300	20,284
Southwest Airlines Co.	18,300	495,381
United Airlines Holdings, Inc.*	10,500	444,150
		2,271,021
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The) (Class A Stock)	7,000	1,011,850
Kenvue, Inc.	53,700	1,078,296
L’Oreal SA (France)	141	58,432
Unilever PLC (United Kingdom)	3,502	173,233
		2,321,811
Pharmaceuticals — 2.0%
Astellas Pharma, Inc. (Japan)	1,300	17,994
AstraZeneca PLC (United Kingdom)	683	92,126
Bristol-Myers Squibb Co.	64,370	3,736,035
Catalent, Inc.*	5,600	254,968
Chugai Pharmaceutical Co. Ltd. (Japan)	500	15,417
Eli Lilly & Co.	24,500	13,159,685
GSK PLC	3,341	60,451
Hikma Pharmaceuticals PLC (Jordan)	198	5,028
Ipsen SA (France)	28	3,669
Johnson & Johnson	73,908	11,511,171
Merck & Co., Inc.	77,933	8,023,202
Novartis AG (Switzerland)	2,534	258,794
Novo Nordisk A/S (Denmark) (Class B Stock)	3,566	324,689
Ono Pharmaceutical Co. Ltd. (Japan)	3,900	74,796
Organon & Co.	8,753	151,952
Orion OYJ (Finland) (Class B Stock)	240	9,428
Otsuka Holdings Co. Ltd. (Japan)	400	14,202
Pfizer, Inc.	173,370	5,750,683
Roche Holding AG	844	230,413
Sanofi	1,614	173,304
Shionogi & Co. Ltd. (Japan)	2,000	89,209
Viatris, Inc.	38,686	381,444
Zoetis, Inc.	14,000	2,435,720
		46,774,380
Professional Services — 0.4%
Automatic Data Processing, Inc.	12,900	3,103,482
BayCurrent Consulting, Inc. (Japan)	1,800	59,981
Broadridge Financial Solutions, Inc.	3,500	626,675
Ceridian HCM Holding, Inc.*(a)	5,050	342,643
Equifax, Inc.	3,800	696,084
Jacobs Solutions, Inc.	3,900	532,350
Leidos Holdings, Inc.	4,100	377,856
Paychex, Inc.	10,000	1,153,300
	Shares	Value
Common Stocks (continued)
Professional Services (cont’d.)
Paycom Software, Inc.	1,520	$394,090
Robert Half, Inc.	3,300	241,824
Verisk Analytics, Inc.	4,400	1,039,456
Wolters Kluwer NV (Netherlands)	198	23,973
		8,591,714
Real Estate Management & Development — 0.1%
CBRE Group, Inc. (Class A Stock)*	9,700	716,442
CoStar Group, Inc.*	12,700	976,503
Hulic Co. Ltd. (Japan)	600	5,380
Mitsui Fudosan Co. Ltd. (Japan)	2,100	46,250
New World Development Co. Ltd. (Hong Kong)	4,000	7,756
Nomura Real Estate Holdings, Inc. (Japan)	3,200	80,338
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	500	3,368
		1,836,037
Residential REITs — 0.1%
AvalonBay Communities, Inc.	4,275	734,188
Camden Property Trust	3,200	302,656
Equity Residential	10,600	622,326
Essex Property Trust, Inc.	1,950	413,576
Invitation Homes, Inc.	17,700	560,913
Mid-America Apartment Communities, Inc.	3,500	450,275
UDR, Inc.	9,500	338,865
		3,422,799
Retail REITs — 0.1%
Federal Realty Investment Trust	2,400	217,512
Japan Metropolitan Fund Investment Corp. (Japan)	8	5,188
Kimco Realty Corp.	19,700	346,523
Klepierre SA (France)	1,080	26,444
Realty Income Corp.(a)	20,900	1,043,746
Regency Centers Corp.	5,300	315,032
Scentre Group (Australia)	3,778	5,937
Simon Property Group, Inc.	10,093	1,090,347
Unibail-Rodamco-Westfield (France)*	448	22,031
Vicinity Ltd. (Australia)	29,154	31,596
		3,104,356
Semiconductors & Semiconductor Equipment — 3.5%
Advanced Micro Devices, Inc.*	49,699	5,110,051
Analog Devices, Inc.	15,347	2,687,106
Applied Materials, Inc.	25,800	3,572,010
ASML Holding NV (Netherlands)	318	187,223
Broadcom, Inc.	12,700	10,548,366
Disco Corp. (Japan)	200	36,951
Enphase Energy, Inc.*	4,300	516,645
First Solar, Inc.*	3,300	533,247
Infineon Technologies AG (Germany)	2,948	97,640
Intel Corp.	128,800	4,578,840
KLA Corp.	4,050	1,857,573
Lam Research Corp.	4,090	2,563,489

A8

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Lasertec Corp. (Japan)	100	$15,551
Microchip Technology, Inc.	16,700	1,303,435
Micron Technology, Inc.	33,700	2,292,611
Monolithic Power Systems, Inc.	1,400	646,800
NVIDIA Corp.	75,860	32,998,342
NXP Semiconductors NV (China)	7,800	1,559,376
ON Semiconductor Corp.*	13,400	1,245,530
Qorvo, Inc.*	3,207	306,172
QUALCOMM, Inc.	34,400	3,820,464
Renesas Electronics Corp. (Japan)*	5,000	76,375
Rohm Co. Ltd. (Japan)	400	7,520
Skyworks Solutions, Inc.	5,100	502,809
SolarEdge Technologies, Inc.*	1,600	207,216
STMicroelectronics NV (Singapore)	2,266	97,717
Teradyne, Inc.(a)	4,900	492,254
Texas Instruments, Inc.	28,000	4,452,280
		82,313,593
Software — 4.7%
Adobe, Inc.*	14,040	7,158,996
ANSYS, Inc.*	2,600	773,630
Autodesk, Inc.*	6,500	1,344,915
Cadence Design Systems, Inc.*	8,300	1,944,690
Check Point Software Technologies Ltd. (Israel)*	100	13,328
Fair Isaac Corp.*	760	660,083
Fortinet, Inc.*	20,300	1,191,204
Gen Digital, Inc.	17,278	305,475
Intuit, Inc.	8,600	4,394,084
Microsoft Corp.	228,220	72,060,465
Monday.com Ltd.*	100	15,922
Nice Ltd. (Israel)*	53	9,040
Oracle Corp.	48,450	5,131,824
Palo Alto Networks, Inc.*	9,400	2,203,736
PTC, Inc.*	3,600	510,048
Roper Technologies, Inc.	3,180	1,540,010
Salesforce, Inc.*	29,950	6,073,261
SAP SE (Germany)	237	30,678
ServiceNow, Inc.*	6,290	3,515,858
Synopsys, Inc.*	4,700	2,157,159
Tyler Technologies, Inc.*	1,310	505,843
Xero Ltd. (New Zealand)*	1,309	94,141
		111,634,390
Specialized REITs — 0.5%
American Tower Corp.	14,160	2,328,612
Crown Castle, Inc.	13,500	1,242,405
Digital Realty Trust, Inc.	9,300	1,125,486
Equinix, Inc.	2,864	2,080,009
Extra Space Storage, Inc.	6,700	814,586
Iron Mountain, Inc.	9,002	535,169
Public Storage	4,820	1,270,166
SBA Communications Corp.	3,200	640,544
VICI Properties, Inc.	31,000	902,100
Weyerhaeuser Co.	22,518	690,402
		11,629,479
	Shares	Value
Common Stocks (continued)
Specialty Retail — 1.0%
AutoZone, Inc.*	560	$1,422,394
Bath & Body Works, Inc.	7,306	246,943
Best Buy Co., Inc.	5,975	415,083
CarMax, Inc.*	4,700	332,431
H & M Hennes & Mauritz AB (Sweden) (Class B Stock)	532	7,544
Home Depot, Inc. (The)	30,850	9,321,636
Industria de Diseno Textil SA (Spain)	3,286	122,279
JD Sports Fashion PLC (United Kingdom)	43,176	78,431
Lowe’s Cos., Inc.	18,000	3,741,120
O’Reilly Automotive, Inc.*	1,850	1,681,391
Ross Stores, Inc.	10,600	1,197,270
TJX Cos., Inc. (The)	35,500	3,155,240
Tractor Supply Co.(a)	3,300	670,065
Ulta Beauty, Inc.*	1,500	599,175
		22,991,002
Technology Hardware, Storage & Peripherals — 3.4%
Apple, Inc.	451,440	77,291,042
Canon, Inc. (Japan)	1,000	24,089
Hewlett Packard Enterprise Co.	39,748	690,423
HP, Inc.	26,648	684,853
NetApp, Inc.	6,600	500,808
Seagate Technology Holdings PLC(a)	6,000	395,700
Western Digital Corp.*	9,703	442,748
		80,029,663
Textiles, Apparel & Luxury Goods — 0.2%
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	396	48,226
Hermes International SCA (France)	67	122,130
LVMH Moet Hennessy Louis Vuitton SE (France)	134	101,147
NIKE, Inc. (Class B Stock)	37,700	3,604,874
Puma SE (Germany)	90	5,565
Ralph Lauren Corp.(a)	1,400	162,526
Tapestry, Inc.	7,500	215,625
VF Corp.(a)	11,300	199,671
		4,459,764
Tobacco — 0.3%
Altria Group, Inc.	56,300	2,367,415
British American Tobacco PLC (United Kingdom)	3,953	124,119
Imperial Brands PLC (United Kingdom)	665	13,491
Japan Tobacco, Inc. (Japan)	3,500	80,528
Philip Morris International, Inc.	48,500	4,490,130
		7,075,683
Trading Companies & Distributors — 0.1%
AerCap Holdings NV (Ireland)*	200	12,534
Ashtead Group PLC (United Kingdom)	1,650	100,060
Fastenal Co.	17,500	956,200
ITOCHU Corp. (Japan)	1,000	36,114
Mitsubishi Corp. (Japan)	400	19,060
Mitsui & Co. Ltd. (Japan)	1,100	39,897

A9

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Trading Companies & Distributors (cont’d.)
Toyota Tsusho Corp. (Japan)	200	$11,763
United Rentals, Inc.	2,000	889,140
W.W. Grainger, Inc.	1,360	940,903
		3,005,671
Transportation Infrastructure — 0.0%
Aena SME SA (Spain), 144A	55	8,276
Water Utilities — 0.0%
American Water Works Co., Inc.(a)	6,000	742,980
Wireless Telecommunication Services — 0.1%
SoftBank Corp. (Japan)	1,600	18,109
T-Mobile US, Inc.*	15,900	2,226,795
Vodafone Group PLC (United Kingdom)	18,696	17,526
		2,262,430

Total Common Stocks (cost $261,956,324)		1,116,052,661
Preferred Stocks — 0.0%
Banks — 0.0%
Citigroup Capital XIII, 12.001%(c), 3 Month SOFR + 6.632%, Maturing 10/30/40	20,000	586,600
Capital Markets — 0.0%
State Street Corp., 5.350%(ff), Series G, Maturing 03/15/26(oo)	30,000	696,000
Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	123	8,759

Total Preferred Stocks (cost $1,260,021)		1,291,359
Unaffiliated Exchange-Traded Funds — 0.9%
iShares Core S&P 500 ETF	50,100	21,514,443
iShares MSCI EAFE ETF(a)	659	45,418

Total Unaffiliated Exchange-Traded Funds (cost $17,845,196)		21,559,861

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 9.0%
Automobiles — 2.4%
AmeriCredit Automobile Receivables Trust,
Series 2019-02, Class C
2.740%	04/18/25	76	75,800
Series 2019-03, Class C
2.320%	07/18/25	633	629,263
Series 2021-02, Class C
1.010%	01/19/27	900	827,640
Series 2021-03, Class C
1.410%	08/18/27	900	815,797
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Avis Budget Rental Car Funding AESOP LLC,
Series 2019-03A, Class A, 144A
2.360%	03/20/26	1,500	$1,427,839
Series 2020-01A, Class A, 144A
2.330%	08/20/26	1,300	1,218,107
Series 2021-01A, Class A, 144A
1.380%	08/20/27	2,400	2,117,603
Series 2021-02A, Class A, 144A
1.660%	02/20/28	2,600	2,265,064
Series 2022-01A, Class A, 144A
3.830%	08/21/28	2,900	2,682,619
Series 2023-02A, Class A, 144A
5.200%	10/20/27	1,300	1,267,660
BOF VII AL Funding Trust I,
Series 2023-CAR03, Class A2, 144A
6.291%	07/26/32	1,976	1,965,335
Series 2023-CAR03, Class B, 144A
6.632%	07/26/32	719	711,680
CarMax Auto Owner Trust,
Series 2021-02, Class C
1.340%	02/16/27	800	735,999
Series 2021-04, Class C
1.380%	07/15/27	600	541,071
Ford Credit Auto Owner Trust,
Series 2019-01, Class A, 144A
3.520%	07/15/30	1,400	1,390,307
Series 2020-01, Class A, 144A
2.040%	08/15/31	2,500	2,369,964
Series 2020-02, Class A, 144A
1.060%	04/15/33	900	817,826
Series 2021-02, Class B, 144A
1.910%	05/15/34	400	352,064
Series 2023-01, Class A, 144A
4.850%	08/15/35	2,700	2,615,080
Series 2023-02, Class A, 144A
5.280%	02/15/36	1,800	1,772,736
GM Financial Revolving Receivables Trust,
Series 2021-01, Class B, 144A
1.490%	06/12/34	200	174,596
Hertz Vehicle Financing III LLC,
Series 2023-01A, Class A, 144A
5.490%	06/25/27	2,500	2,456,597
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A
1.680%	12/27/27	1,300	1,140,460
Hertz Vehicle Financing LLC,
Series 2021-01A, Class A, 144A
1.210%	12/26/25	1,500	1,423,503
Series 2022-02A, Class A, 144A
2.330%	06/26/28	3,300	2,914,492
Series 2023-03A, Class A, 144A
5.940%	02/25/28	1,500	1,496,241
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27	4,100	3,979,437
Series 2021-01A, Class B, 144A
1.260%	07/14/28	1,800	1,624,069

A10

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Series 2023-01A, Class A, 144A
5.410%	11/14/29	3,200	$3,150,284
Santander Drive Auto Receivables Trust,
Series 2021-02, Class C
0.900%	06/15/26	282	279,898
Series 2021-02, Class D
1.350%	07/15/27	1,700	1,616,798
Series 2021-03, Class C
0.950%	09/15/27	948	933,571
Series 2022-01, Class C
2.560%	04/17/28	1,100	1,059,003
Series 2023-01, Class C
5.090%	05/15/30	600	585,598
Series 2023-03, Class C
5.770%	11/15/30	900	887,269
Series 2023-04, Class C
6.040%	12/15/31	1,600	1,593,952
SFS Auto Receivables Securitization Trust,
Series 2023-01A, Class B, 144A
5.710%	01/22/30	200	196,453
Series 2023-01A, Class C, 144A
5.970%	02/20/31	300	293,708
Wheels Fleet Lease Funding LLC,
Series 2023-01A, Class A, 144A
5.800%	04/18/38	2,800	2,782,403
World Omni Select Auto Trust,
Series 2021-A, Class C
1.090%	11/15/27	400	366,926
			55,554,712
Collateralized Loan Obligations — 5.8%
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2020-15A, Class AR, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.788%(c)	07/20/34	2,000	1,982,334
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2021-01A, Class A, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.462%)
6.788%(c)	07/20/34	2,500	2,486,250
Battalion CLO Ltd. (Cayman Islands),
Series 2016-10A, Class A1R2, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
6.777%(c)	01/25/35	6,520	6,466,563
Series 2021-17A, Class A1, 144A, 3 Month SOFR + 1.522% (Cap N/A, Floor 1.260%)
6.848%(c)	03/09/34	4,000	3,953,654
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2013-IIA, Class A1R2, 144A, 3 Month SOFR + 1.132% (Cap N/A, Floor 1.132%)
6.440%(c)	07/15/29	212	211,196
Series 2018-16A, Class A1R, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 1.030%)
6.600%(c)	01/17/32	8,500	8,459,225
BlueMountain Fuji US CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A1AR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 0.000%)
6.588%(c)	10/20/30	1,695	1,690,495
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
BNPP AM Euro CLO DAC (Ireland),
Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)
4.263%(c)	04/15/31	EUR	1,750	$1,813,609
Canyon Capital CLO Ltd. (Cayman Islands),
Series 2017-01A, Class AR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)
6.570%(c)	07/15/30		2,678	2,666,374
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2015-05A, Class A1RR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)
6.668%(c)	01/20/32		6,726	6,700,438
CarVal CLO Ltd. (United Kingdom),
Series 2023-01A, Class A1, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)
7.526%(c)	01/20/35		4,500	4,535,433
CIFC Funding Ltd. (Cayman Islands),
Series 2014-05A, Class A1R2, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.770%(c)	10/17/31		7,000	6,989,561
CVC Cordatus Loan Fund DAC (Ireland),
Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)
4.666%(c)	05/22/32	EUR	1,750	1,822,899
Series 14A, Class A2R, 144A
1.250%	05/22/32	EUR	3,800	3,767,744
Elevation CLO Ltd. (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month SOFR + 1.542% (Cap N/A, Floor 1.542%)
6.850%(c)	07/15/29		281	279,524
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 0.000%)
6.580%(c)	04/15/31		1,000	996,414
HPS Loan Management Ltd. (Cayman Islands),
Series 2015-06A, Class A1R, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 0.000%)
6.631%(c)	02/05/31		225	223,992
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1, 144A, 3 Month SOFR + 1.732% (Cap N/A, Floor 1.470%)
7.058%(c)	04/20/32		7,500	7,487,323
Jefferson Mill CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month SOFR + 1.437% (Cap N/A, Floor 0.000%)
6.763%(c)	10/20/31		4,237	4,205,615
KKR Static CLO Ltd. (Cayman Islands),
Series 2022-02A, Class A1, 144A, 3 Month SOFR + 2.220% (Cap N/A, Floor 2.220%)
7.546%(c)	10/20/31		1,770	1,771,006
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-33A, Class AR, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)
6.598%(c)	10/15/32		6,000	5,949,158

A11

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)
6.715%(c)	04/21/31	3,199	$3,173,539
Mountain View CLO Ltd. (Cayman Islands),
Series 2015-09A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 0.000%)
6.690%(c)	07/15/31	2,489	2,476,233
Northwoods Capital Ltd. (Cayman Islands),
Series 2020-22A, Class AR, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)
6.727%(c)	09/01/31	4,000	3,975,274
OCP CLO Ltd. (Cayman Islands),
Series 2015-09A, Class A1R2, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)
6.558%(c)	01/15/33	2,500	2,470,956
Octagon Investment Partners 31 Ltd. (Cayman Islands),
Series 2017-01A, Class AR, 144A, 3 Month SOFR + 1.312% (Cap N/A, Floor 1.050%)
6.638%(c)	07/20/30	2,184	2,177,400
OFSI BSL Ltd. (Cayman Islands),
Series 2023-12A, Class A1, 144A, 3 Month SOFR + 2.400% (Cap N/A, Floor 2.400%)
7.355%(c)	01/20/35	4,600	4,632,418
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A1S, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 0.000%)
6.650%(c)	04/17/31	2,800	2,782,136
Series 2015-11A, Class A1R, 144A, 3 Month SOFR + 1.512% (Cap N/A, Floor 0.000%)
6.881%(c)	10/30/30	494	492,917
Palmer Square CLO Ltd. (Cayman Islands),
Series 2015-02A, Class A1R2, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 0.000%)
6.688%(c)	07/20/30	3,942	3,933,340
Regatta VII Funding Ltd. (Cayman Islands),
Series 2016-01A, Class A1R2, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.809%(c)	06/20/34	3,750	3,736,137
Sixth Street CLO Ltd. (Cayman Islands),
Series 2020-16A, Class A1A, 144A, 3 Month SOFR + 1.582% (Cap N/A, Floor 1.320%)
6.908%(c)	10/20/32	2,500	2,497,516
Sound Point CLO Ltd. (Cayman Islands),
Series 2021-01A, Class A, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.332%)
6.683%(c)	04/25/34	6,000	5,914,245
TCW CLO Ltd. (Cayman Islands),
Series 2021-02A, Class AS, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
6.793%(c)	07/25/34	4,750	4,689,129
TIAA CLO Ltd. (Cayman Islands),
Series 2016-01A, Class AR, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 0.000%)
6.788%(c)	07/20/31	1,750	1,741,731
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Toro European CLO DAC (Ireland),
Series 02A, Class ARR, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
4.711%(c)	07/25/34	EUR	3,000	$3,098,147
Trimaran Cavu Ltd.,
Series 2019-01A, Class A1, 144A, 3 Month SOFR + 1.722% (Cap N/A, Floor 1.460%)
7.048%(c)	07/20/32		7,500	7,489,192
Venture CLO Ltd. (Cayman Islands),
Series 2021-43A, Class A1, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 1.240%)
6.810%(c)	04/15/34		2,100	2,081,554
Wellfleet CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.788%(c)	10/20/31		3,750	3,740,625
Wellfleet CLO Ltd.,
Series 2017-03A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.720%(c)	01/17/31		1,945	1,934,561
				137,495,857
Consumer Loans — 0.3%
OneMain Financial Issuance Trust,
Series 2020-01A, Class A, 144A
3.840%	05/14/32		47	47,267
Series 2020-02A, Class A, 144A
1.750%	09/14/35		1,900	1,704,717
Series 2021-01A, Class A2, 144A, 30 Day Average SOFR + 0.760% (Cap N/A, Floor 0.000%)
6.073%(c)	06/16/36		2,000	1,956,888
Series 2023-02A, Class A1, 144A
5.840%	09/15/36		3,400	3,375,946
				7,084,818
Equipment — 0.2%
MMAF Equipment Finance LLC,
Series 2017-B, Class A5, 144A
2.720%	06/15/40		1,220	1,190,018
Series 2019-A, Class A5, 144A
3.080%	11/12/41		1,600	1,564,950
Series 2019-B, Class A5, 144A
2.290%	11/12/41		1,600	1,481,490
				4,236,458
Home Equity Loans — 0.0%
Towd Point HE Trust,
Series 2023-01, Class A1A, 144A
6.875%	02/25/63		294	292,657
Other — 0.1%
Home Partners of America Trust,
Series 2021-03, Class A, 144A
2.200%	01/17/41		537	454,091

A12

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Other (cont’d.)
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month SOFR + 2.914% (Cap N/A, Floor 2.800%)
8.234%(c)	06/25/24		1,140	$1,108,508
				1,562,599
Residential Mortgage-Backed Securities — 0.0%
Countrywide Asset-Backed Certificates,
Series 2004-01, Class M1, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)
6.184%(c)	03/25/34		133	129,839
Long Beach Mortgage Loan Trust,
Series 2004-02, Class M1, 1 Month SOFR + 0.909% (Cap N/A, Floor 0.795%)
6.229%(c)	06/25/34		102	98,710
TFS (Spain),
Series 2018-03, Class A1, 1 Month EURIBOR + 3.000%
6.925%(c)	03/15/26^	EUR	777	698,067
				926,616
Student Loans — 0.2%
Commonbond Student Loan Trust,
Series 2017-BGS, Class A1, 144A
2.680%	09/25/42		467	419,995
Series 2018-AGS, Class A1, 144A
3.210%	02/25/44		332	302,089
Series 2018-CGS, Class A1, 144A
3.870%	02/25/46		87	81,280
Laurel Road Prime Student Loan Trust,
Series 2017-C, Class A2B, 144A
2.810%	11/25/42		29	28,696
Series 2018-B, Class A2FX, 144A
3.540%	05/26/43		71	70,667
Series 2019-A, Class A2FX, 144A
2.730%	10/25/48		128	124,483
Navient Private Education Refi Loan Trust,
Series 2018-CA, Class A2, 144A
3.520%	06/16/42		85	83,322
Series 2019-CA, Class A2, 144A
3.130%	02/15/68		436	413,158
Series 2020-BA, Class A2, 144A
2.120%	01/15/69		504	457,113
Pennsylvania Higher Education Assistance Agency,
Series 2021-01A, Class A, 144A, 30 Day Average SOFR + 0.644% (Cap N/A, Floor 0.530%)
5.959%(c)	05/25/70		1,129	1,107,038
SoFi Professional Loan Program LLC,
Series 2019-A, Class A2FX, 144A
3.690%	06/15/48		369	352,702
Series 2019-B, Class A2FX, 144A
3.090%	08/17/48		441	414,328
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48		705	646,787
SoFi Professional Loan Program Trust,
Series 2018-B, Class A2FX, 144A
3.340%	08/25/47		384	370,939
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Student Loans (cont’d.)
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46	954	$873,635
			5,746,232

Total Asset-Backed Securities (cost $218,975,419)			212,899,949
Commercial Mortgage-Backed Securities — 5.7%
Assurant Commercial Mortgage Trust,
Series 2016-01A, Class AS, 144A
3.172%	05/15/49	1,881	1,804,554
BANK,
Series 2021-BN35, Class A3
1.717%	06/15/64	3,500	2,863,944
Series 2021-BN35, Class ASB
2.067%	06/15/64	2,300	1,913,430
Series 2021-BN37, Class A4
2.370%	11/15/64	3,900	3,016,944
Barclays Commercial Mortgage Securities Trust,
Series 2018-C02, Class A4
4.047%	12/15/51	3,850	3,532,377
Series 2021-C12, Class A4
2.421%	11/15/54	4,500	3,577,831
Series 2023-C19, Class A2A
5.756%	04/15/56	2,700	2,637,904
Benchmark Mortgage Trust,
Series 2018-B03, Class A4
3.761%	04/10/51	3,600	3,291,364
Series 2021-B24, Class A3
2.010%	03/15/54	2,000	1,653,527
Series 2023-B38, Class A2
5.626%	04/15/56	3,000	2,910,471
BXP Trust,
Series 2021-601L, Class A, 144A
2.618%	01/15/44	5,500	4,052,605
CFCRE Commercial Mortgage Trust,
Series 2016-C04, Class A3
3.014%	05/10/58	2,090	1,945,315
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class A4
3.575%	05/10/47	632	626,697
Series 2016-C01, Class A3
2.944%	05/10/49	2,700	2,507,953
Series 2017-P07, Class A3
3.442%	04/14/50	3,564	3,261,661
Commercial Mortgage Trust,
Series 2014-CR18, Class A4
3.550%	07/15/47	754	739,689
Series 2014-LC17, Class A4
3.648%	10/10/47	3,024	2,946,794
CSAIL Commercial Mortgage Trust,
Series 2015-C04, Class A3
3.544%	11/15/48	2,482	2,384,199
Series 2017-C08, Class A3
3.127%	06/15/50	3,622	3,232,225

A13

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
FHLMC Multifamily Structured Pass-Through Certificates,
Series K055, Class X1, IO
1.473%(cc)	03/25/26	4,222	$119,443
GS Mortgage Securities Corp. Trust,
Series 2021-RENT, Class A, 144A, 1 Month SOFR + 0.814% (Cap N/A, Floor 0.700%)
6.147%(c)	11/21/35	1,064	1,008,782
GS Mortgage Securities Trust,
Series 2015-GC34, Class A3
3.244%	10/10/48	4,275	4,056,902
Series 2016-GS03, Class A3
2.592%	10/10/49	3,887	3,540,735
Series 2016-GS04, Class A3
3.178%	11/10/49	3,796	3,506,865
Series 2020-GSA02, Class A4
1.721%	12/12/53	4,150	3,183,977
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class A4A1
3.408%	11/15/47	513	496,454
Series 2015-C27, Class A3A1
2.920%	02/15/48	3,932	3,715,963
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP06, Class A3
3.109%	07/15/50	2,717	2,459,520
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C02, Class A3A
2.881%	06/15/49	2,419	2,262,438
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class C, 144A, 1 Month SOFR + 1.465% (Cap N/A, Floor 1.351%)
6.797%(c)	04/15/38	1,983	1,947,286
Morgan Stanley Capital I Trust,
Series 2015-UBS08, Class A3
3.540%	12/15/48	4,324	4,084,970
Series 2016-BNK02, Class A3
2.791%	11/15/49	2,000	1,807,142
Series 2016-UB11, Class A3
2.531%	08/15/49	6,152	5,601,717
Series 2019-H06, Class A3
3.158%	06/15/52	5,000	4,322,943
Series 2019-H07, Class A2
2.492%	07/15/52	9,400	9,091,552
UBS Commercial Mortgage Trust,
Series 2017-C02, Class ASB
3.264%	08/15/50	1,921	1,829,979
Series 2017-C05, Class A4
3.212%	11/15/50	5,000	4,558,041
Series 2018-C09, Class A3
3.854%	03/15/51	1,576	1,434,207
Series 2018-C14, Class A3
4.180%	12/15/51	2,370	2,173,755
Wells Fargo Commercial Mortgage Trust,
Series 2016-NXS06, Class A3
2.642%	11/15/49	4,500	4,140,272
Series 2017-C38, Class A4
3.190%	07/15/50	3,032	2,758,853
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2019-C49, Class A3
3.749%	03/15/52	7,300	$6,864,753
Series 2020-C58, Class A3
1.810%	07/15/53	5,000	3,910,216
Series 2021-C61, Class A3
2.406%	11/15/54	9,000	7,063,568

Total Commercial Mortgage-Backed Securities (cost $152,255,537)			134,839,817
Corporate Bonds — 11.8%
Aerospace & Defense — 0.2%
Boeing Co. (The),
Sr. Unsec’d. Notes
2.196%	02/04/26	1,610	1,479,062
3.300%	03/01/35	1,920	1,441,917
3.900%	05/01/49	1,500	1,043,332
RTX Corp.,
Sr. Unsec’d. Notes
4.125%	11/16/28	910	847,171
			4,811,482
Agriculture — 0.4%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.259%	03/25/28	3,190	2,694,093
3.557%	08/15/27	360	329,087
6.343%	08/02/30	345	339,551
BAT International Finance PLC (United Kingdom),
Gtd. Notes
5.931%	02/02/29	110	107,952
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
5.125%	02/15/30	5,190	4,978,108
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	02/01/29	875	743,290
			9,192,081
Airlines — 0.1%
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28	1,582	1,411,036
Continental Airlines 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	04/29/26(a)	214	208,357
Southwest Airlines Co.,
Sr. Unsec’d. Notes
2.625%	02/10/30(a)	1,375	1,130,992
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26	590	545,958
4.625%	04/15/29	115	98,938
			3,395,281

A14

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Apparel — 0.0%
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
4.000%	08/15/29(a)	550	$407,618
Auto Manufacturers — 0.3%
Daimler Truck Finance North America LLC (Germany),
Gtd. Notes, 144A
1.625%	12/13/24	3,770	3,578,347
Ford Motor Co.,
Sr. Unsec’d. Notes
5.291%	12/08/46	665	505,404
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.900%	02/16/28	200	169,978
4.134%	08/04/25	300	284,464
General Motors Co.,
Sr. Unsec’d. Notes
6.250%	10/02/43	740	661,012
6.600%	04/01/36	585	567,923
General Motors Financial Co., Inc.,
Gtd. Notes
3.950%	04/13/24	1,700	1,677,771
			7,444,899
Banks — 3.5%
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
1.849%	03/25/26	800	718,822
Bank Gospodarstwa Krajowego (Poland),
Gov’t. Gtd. Notes, 144A, MTN
5.375%	05/22/33	805	756,700
Bank of America Corp.,
Jr. Sub. Notes, Series JJ
5.125%(ff)	06/20/24(oo)	1,145	1,113,180
Sr. Unsec’d. Notes
5.288%(ff)	04/25/34	905	841,992
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31	1,805	1,370,733
2.496%(ff)	02/13/31	5,165	4,140,785
3.194%(ff)	07/23/30	1,050	897,253
3.824%(ff)	01/20/28	615	570,794
Sub. Notes, MTN
4.000%	01/22/25	1,700	1,654,014
4.200%	08/26/24	745	731,574
4.450%	03/03/26	4,790	4,613,608
Bank of America NA,
Sub. Notes
6.000%	10/15/36	805	807,295
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.650%	03/16/25	935	899,934
3.932%(ff)	05/07/25	320	315,147
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29	705	659,376
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
2.219%(ff)	06/09/26	480	447,495
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
3.132%(ff)	01/20/33	1,335	$1,048,500
5.335%(ff)	06/12/29	560	543,635
Citigroup, Inc.,
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)	1,675	1,518,636
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32	2,100	1,622,904
3.200%	10/21/26	670	618,679
3.700%	01/12/26	1,610	1,531,005
3.887%(ff)	01/10/28	560	522,000
Sub. Notes
4.450%	09/29/27	1,485	1,393,259
4.750%	05/18/46	440	341,952
Credit Agricole SA (France),
Sr. Unsec’d. Notes, 144A
6.316%(ff)	10/03/29	1,640	1,639,447
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
2.129%(ff)	11/24/26	460	416,372
7.146%(ff)	07/13/27	500	502,982
Discover Bank,
Sr. Unsec’d. Notes
4.250%	03/13/26	595	562,628
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.542%(ff)	09/10/27	2,345	2,052,891
3.750%	02/25/26	1,165	1,107,496
3.814%(ff)	04/23/29	440	399,565
3.850%	01/26/27	2,625	2,461,698
Sub. Notes
6.750%	10/01/37	225	227,558
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
6.208%(ff)	08/21/29	395	386,737
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
3.550%	04/09/24(a)	400	394,576
Intesa Sanpaolo SpA (Italy),
Sr. Unsec’d. Notes, 144A
7.778%(ff)	06/20/54	550	493,642
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF
5.000%(ff)	08/01/24(oo)	540	523,437
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)	1,245	1,166,000
Jr. Sub. Notes, Series II
4.000%(ff)	04/01/25(oo)	230	209,800
Sr. Unsec’d. Notes
2.580%(ff)	04/22/32	1,585	1,250,022
3.782%(ff)	02/01/28	270	251,294
3.964%(ff)	11/15/48	2,240	1,632,194
4.005%(ff)	04/23/29	1,360	1,253,057
5.299%(ff)	07/24/29	4,890	4,758,364
Sub. Notes
3.875%	09/10/24	3,525	3,451,670

A15

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
5.242%(ff)	04/19/29	1,740	$1,686,002
Morgan Stanley,
Sr. Unsec’d. Notes
5.449%(ff)	07/20/29	1,855	1,807,801
Sr. Unsec’d. Notes, GMTN
2.239%(ff)	07/21/32	2,770	2,088,287
3.772%(ff)	01/24/29	1,295	1,180,162
3.875%	01/27/26	550	525,494
4.431%(ff)	01/23/30	455	420,198
Sr. Unsec’d. Notes, MTN
3.591%(ff)(cc)	07/22/28	1,030	938,631
Sub. Notes, GMTN
4.350%	09/08/26	3,050	2,908,180
NatWest Group PLC (United Kingdom),
Sr. Unsec’d. Notes
5.076%(ff)	01/27/30	1,570	1,459,740
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A
1.488%(ff)	12/14/26	3,200	2,863,529
State Bank of India (India),
Sr. Unsec’d. Notes, 144A
4.375%	01/24/24	1,255	1,248,311
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes
4.550%	04/17/26	3,000	2,877,581
Sr. Unsec’d. Notes, 144A
1.364%(ff)	01/30/27	2,250	1,995,138
2.193%(ff)	06/05/26	1,100	1,023,000
3.091%(ff)	05/14/32	560	443,365
4.282%	01/09/28	980	901,507
Wells Fargo & Co.,
Sr. Unsec’d. Notes
5.389%(ff)	04/24/34	1,635	1,531,224
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31	2,895	2,340,265
			83,059,117
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	1,220	1,117,894
Constellation Brands, Inc.,
Sr. Unsec’d. Notes
2.250%	08/01/31	780	606,795
			1,724,689
Biotechnology — 0.1%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.800%	08/15/41	2,840	1,837,552
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Building Materials — 0.0%
Masonite International Corp.,
Gtd. Notes, 144A
3.500%	02/15/30		400	$324,000
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	01/15/28		300	270,592
				594,592
Chemicals — 0.1%
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.375%	11/15/42		5	3,903
6.900%	05/15/53		260	272,631
9.400%	05/15/39		15	18,970
LYB International Finance BV,
Gtd. Notes
5.250%	07/15/43		620	523,924
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24		875	859,688
Sasol Financing USA LLC (South Africa),
Gtd. Notes
5.875%	03/27/24		600	591,456
6.500%	09/27/28		405	360,762
				2,631,334
Commercial Services — 0.2%
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
2.375%	09/25/26	EUR	416	411,487
ERAC USA Finance LLC,
Gtd. Notes, 144A
4.200%	11/01/46		875	670,407
7.000%	10/15/37		390	421,605
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32		250	201,730
4.875%	01/15/28(a)		735	687,971
5.250%	01/15/30		265	244,484
University of Miami,
Sr. Unsec’d. Notes, Series 2022
4.063%	04/01/52		815	618,405
University of Southern California,
Sr. Unsec’d. Notes
4.976%	10/01/53		947	868,515
				4,124,604
Distribution/Wholesale — 0.0%
Ritchie Bros Holdings, Inc. (Canada),
Sr. Sec’d. Notes, 144A
6.750%	03/15/28		50	49,885
Diversified Financial Services — 0.3%
BOC Aviation USA Corp. (China),
Gtd. Notes, 144A, MTN
1.625%	04/29/24		445	433,592

A16

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A
4.500%	04/14/27	3,485	$3,243,488
CDP Financial, Inc. (Canada),
Gtd. Notes, 144A
3.150%	07/24/24	445	435,998
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.608%	07/14/31	1,490	1,136,089
6.070%	07/12/28	1,680	1,663,081
OneMain Finance Corp.,
Gtd. Notes
8.250%	10/01/23	1,100	1,100,000
Private Export Funding Corp.,
U.S. Gov’t. Gtd. Notes, Series NN
3.250%	06/15/25	255	244,754
			8,257,002
Electric — 1.3%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, 144A, MTN
2.000%	04/29/28	370	320,424
AEP Texas, Inc.,
Sr. Unsec’d. Notes
3.950%	06/01/28	2,105	1,950,678
Alfa Desarrollo SpA (Chile),
Sr. Sec’d. Notes, 144A
4.550%	09/27/51	437	298,055
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
6.350%	10/01/36	530	546,455
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
5.950%	05/15/37	335	327,812
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31	1,400	1,127,295
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage, Series K2
6.950%	03/15/33	300	326,278
Comision Federal de Electricidad (Mexico),
Gtd. Notes, 144A
4.688%	05/15/29	1,000	895,000
Connecticut Light & Power Co. (The),
First Mortgage, Series A
2.050%	07/01/31	2,290	1,788,342
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes, Series 09-C
5.500%	12/01/39	145	133,034
Duke Energy Carolinas LLC,
First Mortgage
4.950%	01/15/33(a)	2,260	2,149,618
6.050%	04/15/38	530	529,081
El Paso Electric Co.,
Sr. Unsec’d. Notes
6.000%	05/15/35	845	808,518
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Enel Finance International NV (Italy),
Gtd. Notes, 144A
2.250%	07/12/31	1,500	$1,130,905
Florida Power & Light Co.,
First Mortgage
5.950%	10/01/33	380	386,824
Iberdrola International BV (Spain),
Gtd. Notes
6.750%	09/15/33	140	139,084
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28	575	525,826
Metropolitan Edison Co.,
Sr. Unsec’d. Notes, 144A
5.200%	04/01/28	530	516,273
Monongahela Power Co.,
First Mortgage, 144A
4.100%	04/15/24	1,560	1,540,937
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
4.900%	02/28/28	2,515	2,435,071
6.051%	03/01/25	515	515,809
Northern States Power Co.,
First Mortgage
3.600%	09/15/47	1,035	729,237
NRG Energy, Inc.,
Gtd. Notes, 144A
3.625%	02/15/31	50	37,928
3.875%	02/15/32(a)	150	112,504
Sr. Sec’d. Notes, 144A
2.000%	12/02/25	225	203,860
2.450%	12/02/27	345	292,586
Ohio Power Co.,
Sr. Unsec’d. Notes
4.000%	06/01/49	465	338,730
Pacific Gas & Electric Co.,
First Mortgage
4.950%	07/01/50	855	638,301
PacifiCorp,
First Mortgage
5.350%	12/01/53(h)	2,045	1,696,094
PECO Energy Co.,
First Mortgage
2.800%	06/15/50	785	459,916
Public Service Electric & Gas Co.,
First Mortgage, MTN
3.700%	05/01/28	850	794,172
4.900%	12/15/32	820	785,114
Sec’d. Notes, MTN
4.650%	03/15/33	790	742,301
Sr. Sec’d. Notes, MTN
5.800%	05/01/37	515	505,085
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
1.600%	08/15/30	1,235	945,126

A17

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
San Diego Gas & Electric Co.,
First Mortgage
4.150%	05/15/48	1,010	$767,294
Southern California Edison Co.,
First Ref. Mortgage
4.000%	04/01/47	350	253,417
First Ref. Mortgage, Series C
3.600%	02/01/45	690	472,219
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27	495	455,165
Sr. Sec’d. Notes, 144A
3.550%	07/15/24	1,475	1,439,355
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.800%	09/15/41	480	390,144
			30,449,867
Engineering & Construction — 0.1%
AECOM,
Gtd. Notes
5.125%	03/15/27	500	472,531
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
4.250%	10/31/26	415	389,693
5.500%	07/31/47	1,350	1,026,864
			1,889,088
Entertainment — 0.1%
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	02/15/30	400	389,012
Warnermedia Holdings, Inc.,
Gtd. Notes
5.050%	03/15/42(a)	450	348,092
5.141%	03/15/52	650	482,243
			1,219,347
Foods — 0.2%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes
5.125%	02/01/28(a)	3,000	2,853,914
Kraft Heinz Foods Co.,
Gtd. Notes
6.500%	02/09/40	1,135	1,146,091
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30	200	170,972
4.375%	01/31/32	575	481,935
Mars, Inc.,
Sr. Unsec’d. Notes, 144A
2.375%	07/16/40	535	337,394
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A
5.875%	09/30/27(a)	750	761,455
			5,751,761
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Forest Products & Paper — 0.0%
Celulosa Arauco y Constitucion SA (Chile),
Sr. Unsec’d. Notes
4.500%	08/01/24	207	$202,591
Gas — 0.1%
NiSource, Inc.,
Sr. Unsec’d. Notes
1.700%	02/15/31	270	201,547
3.600%	05/01/30	1,600	1,394,044
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/29	2,090	1,850,395
			3,445,986
Healthcare-Products — 0.0%
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29	475	401,345
Healthcare-Services — 0.2%
Aetna, Inc.,
Sr. Unsec’d. Notes
6.625%	06/15/36	480	495,174
Elevance Health, Inc.,
Sr. Unsec’d. Notes
3.600%	03/15/51	885	603,659
4.625%	05/15/42	330	276,718
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47	670	531,262
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.375%	01/15/30	425	366,062
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
4.750%	05/15/52	105	89,380
5.050%	04/15/53	1,037	928,191
5.200%	04/15/63	1,030	918,795
6.050%	02/15/63	630	639,948
			4,849,189
Home Builders — 0.0%
KB Home,
Gtd. Notes
4.000%	06/15/31	400	324,846
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27	405	386,179
			711,025
Insurance — 0.2%
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
3.951%	10/15/50	1,125	753,319
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.300%	10/09/37	701	675,813

A18

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance (cont’d.)
Markel Group, Inc.,
Sr. Unsec’d. Notes
5.000%	03/30/43	165	$131,055
New York Life Insurance Co.,
Sub. Notes, 144A
6.750%	11/15/39	650	680,776
Principal Financial Group, Inc.,
Gtd. Notes
4.625%	09/15/42	105	83,457
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47	1,430	1,085,900
6.850%	12/16/39	122	128,042
			3,538,362
Lodging — 0.0%
Marriott International, Inc.,
Sr. Unsec’d. Notes
4.900%	04/15/29	350	333,599
Media — 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	05/01/27	75	69,853
5.500%	05/01/26	425	410,372
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.900%	06/01/52	500	298,903
6.384%	10/23/35	1,695	1,578,100
6.484%	10/23/45	1,000	872,185
Comcast Corp.,
Gtd. Notes
5.500%	05/15/64(h)	1,920	1,740,443
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
2.600%	06/15/31	3,695	2,874,929
CSC Holdings LLC,
Gtd. Notes, 144A
4.500%	11/15/31	1,000	707,787
Discovery Communications LLC,
Gtd. Notes
4.000%	09/15/55	823	492,774
Time Warner Cable LLC,
Sr. Sec’d. Notes
5.500%	09/01/41	270	210,636
Walt Disney Co. (The),
Gtd. Notes
7.625%	11/30/28	515	562,075
			9,818,057
Mining — 0.1%
Newmont Corp.,
Gtd. Notes
2.800%	10/01/29	1,750	1,482,178
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Miscellaneous Manufacturing — 0.1%
Amsted Industries, Inc.,
Gtd. Notes, 144A
5.625%	07/01/27	800	$755,239
Pentair Finance Sarl,
Gtd. Notes
4.500%	07/01/29	2,415	2,217,690
			2,972,929
Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26	1,270	1,145,291
5.500%	12/01/24	500	494,557
			1,639,848
Oil & Gas — 0.4%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31	530	424,305
Sr. Unsec’d. Notes, 144A
3.750%	01/15/30	2,222	1,911,635
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.400%	06/15/47	506	433,798
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41	225	198,497
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
6.875%	04/29/30	440	399,960
8.625%	01/19/29	1,315	1,316,446
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	01/30/28	350	337,631
Energian Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A
4.875%	03/30/26	570	529,171
5.375%	03/30/28	144	129,128
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
6.000%	04/15/30	275	247,535
6.250%	04/15/32	325	288,478
Korea National Oil Corp. (South Korea),
Sr. Unsec’d. Notes, 144A
4.750%	04/03/26	335	328,153
4.875%	04/03/28	345	335,875
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.350%	02/12/48	195	111,324
6.490%	01/23/27	346	305,345
6.500%	03/13/27	130	113,999
6.840%	01/23/30	100	77,913
Gtd. Notes, MTN
6.750%	09/21/47	471	275,829
6.875%	08/04/26(a)	770	705,274

A19

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
QatarEnergy (Qatar),
Sr. Unsec’d. Notes, 144A
1.375%	09/12/26	500	$445,385
2.250%	07/12/31	545	435,733
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A
6.875%	09/19/33	635	619,686
Southwestern Energy Co.,
Gtd. Notes
4.750%	02/01/32	325	278,808
			10,249,908
Packaging & Containers — 0.2%
Ball Corp.,
Gtd. Notes
3.125%	09/15/31	300	234,959
6.000%	06/15/29	725	705,062
Berry Global, Inc.,
Sr. Sec’d. Notes
1.570%	01/15/26	3,570	3,226,381
Graphic Packaging International LLC,
Gtd. Notes
4.125%	08/15/24	450	440,003
Sealed Air Corp./Sealed Air Corp. US,
Gtd. Notes, 144A
6.125%	02/01/28(a)	75	72,607
			4,679,012
Pharmaceuticals — 0.5%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.800%	03/15/25	950	923,500
4.050%	11/21/39	140	114,298
4.250%	11/21/49	890	704,899
4.500%	05/14/35	1,595	1,440,157
4.550%	03/15/35	1,770	1,610,002
4.700%	05/14/45	855	729,701
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
4.250%	12/15/25	1,150	1,107,201
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
3.734%	12/15/24	102	99,407
Cigna Group (The),
Gtd. Notes
4.375%	10/15/28	1,870	1,766,918
Sr. Unsec’d. Notes
3.200%	03/15/40	1,555	1,092,409
CVS Health Corp.,
Sr. Unsec’d. Notes
5.125%	07/20/45	985	828,583
5.875%	06/01/53	150	138,854
Mylan, Inc.,
Gtd. Notes
5.400%	11/29/43	590	457,234
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28	700	$609,033
Viatris, Inc.,
Gtd. Notes
3.850%	06/22/40	520	338,311
			11,960,507
Pipelines — 0.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
7.875%	05/15/26	525	528,115
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A
5.927%	08/15/30	590	581,078
DCP Midstream Operating LP,
Gtd. Notes
5.125%	05/15/29	2,600	2,474,484
Eastern Gas Transmission & Storage, Inc.,
Sr. Unsec’d. Notes
4.600%	12/15/44	45	34,677
EIG Pearl Holdings Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A
3.545%	08/31/36	1,060	857,084
Energy Transfer LP,
Sr. Unsec’d. Notes
4.950%	06/15/28	795	759,386
5.000%	05/15/50	990	775,797
6.125%	12/15/45	120	107,161
6.250%	04/15/49	885	811,986
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A
7.500%	06/01/27	25	24,919
7.500%	06/01/30(a)	25	25,120
Greensaif Pipelines Bidco Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A
6.129%	02/23/38	365	357,160
6.510%	02/23/42	475	467,011
Kinder Morgan, Inc.,
Gtd. Notes
3.600%	02/15/51	1,575	996,181
MPLX LP,
Sr. Unsec’d. Notes
4.000%	02/15/25	1,140	1,107,886
4.875%	06/01/25	2,275	2,230,572
5.200%	03/01/47	25	20,368
5.500%	02/15/49	700	592,654
ONEOK Partners LP,
Gtd. Notes
6.650%	10/01/36	130	129,077
ONEOK, Inc.,
Gtd. Notes
3.100%	03/15/30	3,495	2,925,323
4.500%	03/15/50	245	177,445
4.950%	07/13/47	640	504,604
6.050%	09/01/33	1,760	1,729,643

A20

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Targa Resources Corp.,
Gtd. Notes
6.125%	03/15/33	1,720	$1,687,345
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29	80	67,298
4.125%	08/15/31	55	45,142
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.300%	03/01/48	80	62,546
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.900%	01/15/45	1,100	881,657
5.300%	08/15/52	210	178,674
			21,140,393
Real Estate Investment Trusts (REITs) — 0.4%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
2.950%	03/15/34	420	318,553
Corporate Office Properties LP,
Gtd. Notes
2.900%	12/01/33	945	661,395
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.375%	04/15/26	725	703,324
Healthpeak OP LLC,
Gtd. Notes
5.250%	12/15/32	2,500	2,321,734
Kimco Realty OP LLC,
Gtd. Notes
2.700%	10/01/30	2,420	1,943,677
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.500%	03/15/31	625	390,554
5.000%	10/15/27(a)	275	212,965
Realty Income Corp.,
Sr. Unsec’d. Notes
3.250%	01/15/31	2,250	1,888,769
			8,440,971
Retail — 0.3%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.875%	01/15/28(a)	400	359,464
AutoZone, Inc.,
Sr. Unsec’d. Notes
3.750%	04/18/29	1,820	1,642,483
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.000%	05/15/25	3,395	3,285,599
Gap, Inc. (The),
Gtd. Notes, 144A
3.625%	10/01/29	200	148,126
3.875%	10/01/31	425	298,550
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail (cont’d.)
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25	1,020	$993,805
			6,728,027
Semiconductors — 0.1%
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A
3.187%	11/15/36	3,650	2,617,643
Intel Corp.,
Sr. Unsec’d. Notes
5.625%	02/10/43	255	242,469
			2,860,112
Software — 0.2%
Oracle Corp.,
Sr. Unsec’d. Notes
4.300%	07/08/34	1,569	1,346,675
ServiceNow, Inc.,
Sr. Unsec’d. Notes
1.400%	09/01/30	1,425	1,090,108
Workday, Inc.,
Sr. Unsec’d. Notes
3.800%	04/01/32(a)	1,845	1,581,060
			4,017,843
Telecommunications — 0.5%
AT&T, Inc.,
Sr. Unsec’d. Notes
2.550%	12/01/33	346	253,970
3.500%	09/15/53	2,817	1,740,499
3.650%	09/15/59	4	2,431
4.500%	05/15/35	1,095	932,963
Level 3 Financing, Inc.,
Sr. Sec’d. Notes, 144A
3.400%	03/01/27	250	233,985
T-Mobile USA, Inc.,
Gtd. Notes
2.550%	02/15/31	965	768,153
3.750%	04/15/27	200	186,764
3.875%	04/15/30	5,500	4,868,451
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
1.680%	10/30/30	490	371,660
2.550%	03/21/31	1,017	809,099
2.650%	11/20/40	1,095	688,714
4.016%	12/03/29	1,365	1,234,694
			12,091,383
Transportation — 0.1%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
6.700%	08/01/28	735	768,138
CSX Corp.,
Sr. Unsec’d. Notes
6.150%	05/01/37	690	705,890

A21

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Transportation (cont’d.)
Forward Air Corp.,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31	350	$349,770
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
5.590%	05/17/25	120	119,409
XPO, Inc.,
Gtd. Notes, 144A
7.125%	06/01/31	100	98,443
			2,041,650

Total Corporate Bonds (cost $316,758,065)			280,445,114
Municipal Bonds — 0.4%
Alabama — 0.0%
Alabama Economic Settlement Authority,
Taxable, Revenue Bonds, Series B
4.263%	09/15/32	180	167,051
California — 0.2%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2
6.263%	04/01/49	1,305	1,396,644
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39	1,250	1,421,045
General Obligation Unlimited, Taxable, BABs
7.500%	04/01/34	350	403,896
7.625%	03/01/40	205	240,822
			3,462,407
Colorado — 0.0%
Regional Transportation District Sales Tax Revenue,
Revenue Bonds, BABs, Series B
5.844%	11/01/50	565	579,768
Illinois — 0.1%
Chicago O’Hare International Airport,
Revenue Bonds, BABs, Series B
6.395%	01/01/40	970	1,027,978
New Jersey — 0.1%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	1,000	1,166,173
New York — 0.0%
New York City Transitional Finance Authority Future Tax Secured Revenue,
Taxable, Revenue Bonds, BABs
5.767%	08/01/36	1,000	1,007,741
Ohio — 0.0%
Ohio State University (The),
Taxable, Revenue Bonds, BABs, Series C
4.910%	06/01/40	415	382,675
Oregon — 0.0%
State of Oregon Department of Transportation,
Taxable, Revenue Bonds, BABs, Series A
5.834%	11/15/34	425	439,248
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Pennsylvania — 0.0%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs, Series B
5.511%	12/01/45	505	$482,910
Virginia — 0.0%
University of Virginia,
Taxable, Revenue Bonds, Series C
4.179%	09/01/2117	355	258,190

Total Municipal Bonds (cost $8,637,570)			8,974,141
Residential Mortgage-Backed Securities — 1.9%
Alternative Loan Trust,
Series 2004-18CB, Class 3A1
5.250%	09/25/35	10	8,716
Banc of America Mortgage Trust,
Series 2005-A, Class 2A1
3.818%(cc)	02/25/35	31	28,962
Bellemeade Re Ltd.,
Series 2021-02A, Class M1A, 144A, 30 Day Average SOFR + 1.200% (Cap N/A, Floor 1.200%)
6.515%(c)	06/25/31	615	614,040
Series 2021-03A, Class A2, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 1.000%)
6.315%(c)	09/25/31	1,500	1,483,972
Series 2021-03A, Class M1A, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 1.000%)
6.315%(c)	09/25/31	493	491,144
Series 2022-01, Class M1A, 144A, 30 Day Average SOFR + 1.750% (Cap N/A, Floor 1.750%)
7.065%(c)	01/26/32	1,900	1,900,321
BRAVO Residential Funding Trust,
Series 2023-RPL01, Class A1, 144A
5.000%(cc)	05/25/63	1,770	1,707,717
Chase Mortgage Finance Trust,
Series 2007-A01, Class 1A5
4.961%(cc)	02/25/37	65	62,501
Credit Suisse Mortgage Trust,
Series 2018-RPL09, Class A, 144A
3.850%(cc)	09/25/57	472	434,449
Eagle Re Ltd.,
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.550% (Cap N/A, Floor 1.550%)
6.865%(c)	04/25/34	889	889,006
Fannie Mae REMIC,
Series 2014-73, Class CZ
3.000%	11/25/44	2,641	2,205,583
Series 2020-24, Class SP, IO, 30 Day Average SOFR x (1) + 5.936% (Cap 6.050%, Floor 0.000%)
0.621%(c)	04/25/50	753	69,790
Series 2022-22, Class EA
4.000%	05/25/49	6,975	6,431,429
Series 2022-51, Class PS, IO, 30 Day Average SOFR x (1) + 5.950% (Cap 5.950%, Floor 0.000%)
0.635%(c)	08/25/52	1,820	94,397
Series 2022-67, Class ZJ
4.500%	10/25/52	1,768	1,453,557

A22

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2020-HQA05, Class M2, 144A, 30 Day Average SOFR + 2.600% (Cap N/A, Floor 0.000%)
7.915%(c)	11/25/50	1,023	$1,034,834
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-HQA04, Class B1, 144A, 30 Day Average SOFR + 5.364% (Cap N/A, Floor 0.000%)
10.679%(c)	09/25/50	139	150,458
Series 2021-DNA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
7.415%(c)	10/25/33	2,005	2,008,436
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)
6.965%(c)	01/25/34	141	140,712
Series 2021-HQA03, Class M1, 144A, 30 Day Average SOFR + 0.850% (Cap N/A, Floor 0.000%)
6.165%(c)	09/25/41	3,655	3,573,501
Series 2022-DNA01, Class M1A, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 0.000%)
6.315%(c)	01/25/42	956	946,947
Freddie Mac REMIC,
Series 4117, Class ZC
3.000%	10/15/42	2,266	1,910,353
Series 4213, Class GZ
3.500%	06/15/43	951	831,898
Series 4535, Class PA
3.000%	03/15/44	321	296,139
Series 5021, Class SB, IO, 30 Day Average SOFR x (1) + 3.550% (Cap 3.550%, Floor 0.000%)
0.000%(c)	10/25/50	1,859	38,080
Series 5222, Class SA, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	05/25/52	288	4,546
Series 5250, Class NH
3.000%	08/25/52	1,500	1,191,629
Series 5269, Class AD
2.000%	01/25/55	4,501	3,280,742
Government National Mortgage Assoc.,
Series 2018-135, Class Z
3.500%	10/20/48	1,188	958,106
Series 2019-23, Class AE
3.500%	02/20/49	985	880,681
Series 2019-69, Class KB
3.000%	06/20/49	2,400	1,731,497
Series 2021-165, Class ST, IO, 1 Month SOFR x (1) + 3.246% (Cap 0.020%, Floor 0.000%)
0.000%(c)	01/20/50	449	63
Series 2022-046, Class S, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	03/20/52	758	6,476
Series 2022-051, Class SC, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	03/20/52	3,453	54,698
Series 2022-066, Class SB, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)
0.000%(c)	04/20/52	1,168	13,288
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2022-068, Class SP, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)
0.000%(c)	04/20/52		920	$9,767
Series 2022-078, Class MS, IO, 30 Day Average SOFR x (1) + 3.600% (Cap 3.600%, Floor 0.000%)
0.000%(c)	04/20/52		3,050	25,160
Series 2022-078, Class SB, IO, 30 Day Average SOFR x (1) + 3.750% (Cap 3.750%, Floor 0.000%)
0.000%(c)	04/20/52		2,019	20,090
Series 2022-093, Class GS, IO, 30 Day Average SOFR x (1) + 3.650% (Cap 3.650%, Floor 0.000%)
0.000%(c)	05/20/52		700	9,950
Series 2022-126, Class CS, IO, 30 Day Average SOFR x (1) + 3.760% (Cap 3.760%, Floor 0.000%)
0.000%(c)	07/20/52		4,200	41,705
Series 2022-133, Class SA, IO, 30 Day Average SOFR x (1) + 3.950% (Cap 3.950%, Floor 0.000%)
0.000%(c)	07/20/52		1,540	18,717
Series 2022-148, Class DS, IO, 30 Day Average SOFR x (1) + 3.600% (Cap 3.600%, Floor 0.000%)
0.000%(c)	08/20/52		1,563	15,628
Series 2022-170, Class SB, IO, 30 Day Average SOFR x (1) + 4.500% (Cap 4.500%, Floor 0.000%)
0.000%(c)	09/20/52		12,192	196,236
Home Re Ltd.,
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)
7.084%(c)	05/25/29		116	115,866
JPMorgan Mortgage Trust,
Series 2007-A01, Class 4A1
5.768%(cc)	07/25/35		8	8,202
Legacy Mortgage Asset Trust,
Series 2021-GS01, Class A1, 144A
1.892%	10/25/66		221	204,376
MFA Trust,
Series 2021-RPL01, Class A1, 144A
1.131%(cc)	07/25/60		1,628	1,399,533
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)
6.184%(c)	01/25/48		137	133,168
Oaktown Re VII Ltd.,
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 1.600%)
6.915%(c)	04/25/34		2,109	2,103,943
PMT Credit Risk Transfer Trust,
Series 2021-01R, Class A, 144A, 1 Month SOFR + 3.014% (Cap N/A, Floor 2.900%)
8.332%(c)	02/27/24		1,640	1,631,560
Seasoned Credit Risk Transfer Trust,
Series 2019-02, Class MA
3.500%	08/25/58		713	648,982
Shamrock Residential (Ireland),
Series 2023-01A, Class A, 144A, 1 Month EURIBOR + 1.000% (Cap N/A, Floor 0.000%)
4.869%(c)	06/24/71	EUR	262	275,889

A23

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3
6.379%(cc)	02/25/34		50	$46,857
TFS (Spain),
Series 2018-03, Class A1
0.000%(s)	04/16/40^	EUR	—(r)	1
Towd Point Mortgage Trust,
Series 2017-05, Class A1, 144A, 1 Month SOFR + 0.714% (Cap N/A, Floor 0.000%)
5.280%(c)	02/25/57		308	309,306
Series 2020-04, Class A1, 144A
1.750%	10/25/60		527	454,331

Total Residential Mortgage-Backed Securities (cost $48,420,114)				44,597,935
Sovereign Bonds — 0.4%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
3.125%	10/11/27		2,420	2,256,287
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
2.375%	08/20/30		465	372,488
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.500%	01/28/26		220	210,089
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, 144A
3.875%	02/01/28		745	687,330
Finnvera OYJ (Finland),
Gov’t. Gtd. Notes, 144A, MTN
2.375%	06/04/25		400	380,243
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
1.450%	09/18/26	EUR	1,510	1,460,462
3.375%	07/30/25	EUR	1,200	1,244,671
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
3.375%	10/31/23		200	199,628
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN
2.125%	10/25/23		1,000	997,813
3.000%	03/12/24		200	197,579
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
4.500%	04/16/50		340	231,013
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
2.783%	01/23/31		514	419,984
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A, MTN
5.000%	09/27/26	EUR	800	845,207
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
0.750%	07/09/27	EUR	493	$461,935

Total Sovereign Bonds (cost $10,765,518)				9,964,729
U.S. Government Agency Obligations — 11.1%
Federal Home Loan Bank
5.500%	07/15/36		850	894,901
Federal Home Loan Mortgage Corp.
1.500%	10/01/36		5,271	4,404,958
1.500%	11/01/50		1,198	861,911
1.500%	04/01/51		633	455,241
2.000%	01/01/32		328	291,565
2.000%	02/01/36		864	745,657
2.000%	06/01/40		697	566,156
2.000%	10/01/40		1,164	940,095
2.000%	09/01/50		2,707	2,072,793
2.000%	03/01/51		1,092	834,520
2.000%	04/01/51		68	52,096
2.000%	07/01/51		2,587	1,975,391
2.000%	09/01/51		460	354,440
2.000%	10/01/51		468	356,765
2.500%	03/01/30		160	145,815
2.500%	01/01/51		1,501	1,195,532
2.500%	03/01/51		614	494,696
2.500%	04/01/51		5,327	4,256,645
2.500%	05/01/51		2,437	1,941,652
2.500%	08/01/51		462	367,965
2.500%	08/01/51		2,552	2,031,978
2.500%	09/01/51		4,315	3,444,467
2.500%	12/01/51		2,101	1,667,879
3.000%	10/01/28		107	102,233
3.000%	06/01/29		236	220,811
3.000%	01/01/37		77	68,886
3.000%	06/01/42		129	110,352
3.000%	10/01/42		314	269,061
3.000%	01/01/43		297	254,160
3.000%	07/01/43		801	686,112
3.000%	11/01/49		1,072	894,537
3.000%	02/01/50		1,331	1,110,949
3.000%	05/01/50		277	229,944
3.000%	06/01/51		1,609	1,335,074
3.000%	02/01/52		2,389	1,994,802
3.000%	02/01/52		3,670	3,039,936
3.000%	08/01/52		2,095	1,733,161
3.500%	06/01/42		133	117,782
3.500%	01/01/47		221	194,721
3.500%	02/01/47		364	319,404
3.500%	06/01/52		2,198	1,892,002
4.000%	06/01/26		83	80,527
4.000%	09/01/26		29	27,898
4.000%	11/01/37		2,183	2,061,748
4.000%	03/01/38		147	133,313
4.000%	10/01/39		226	206,996
4.000%	09/01/40		301	276,427
4.000%	12/01/40		144	131,828

A24

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
4.000%	10/01/41	117	$107,227
4.000%	01/01/42	41	37,931
4.000%	04/01/52	896	804,599
4.000%	08/01/52	633	564,055
4.500%	02/01/39	32	29,777
4.500%	09/01/39	49	46,638
4.500%	10/01/39	440	415,888
4.500%	12/01/39	45	42,905
4.500%	07/01/41	53	49,800
4.500%	07/01/41	1,038	982,149
4.500%	08/01/41	68	63,489
4.500%	08/01/41	83	77,944
4.500%	08/01/41	100	93,118
4.500%	10/01/41	94	88,595
4.500%	12/01/47	85	79,981
4.500%	08/01/48	173	162,148
4.500%	07/01/52	1,908	1,752,826
4.500%	09/01/52	232	213,435
5.000%	05/01/34	11	10,610
5.000%	05/01/34	117	114,986
5.000%	10/01/35	3	2,751
5.000%	07/01/37	162	158,894
5.000%	05/01/39	24	23,383
5.000%	10/01/52	1,433	1,352,836
5.000%	11/01/52	2,854	2,694,964
5.500%	12/01/33	27	25,720
5.500%	01/01/34	26	25,357
5.500%	06/01/34	36	35,264
5.500%	07/01/34	80	79,854
5.500%	05/01/37	22	21,640
5.500%	02/01/38	171	170,423
5.500%	05/01/38	18	18,327
5.500%	07/01/38	46	45,961
6.000%	03/01/32	107	106,242
6.000%	12/01/33	20	20,156
6.000%	11/01/36	22	21,321
6.000%	01/01/37	14	14,489
6.000%	05/01/37	9	8,946
6.000%	02/01/38	2	1,662
6.000%	08/01/39	24	24,796
6.750%	03/15/31	500	559,393
7.000%	05/01/31	3	2,536
7.000%	06/01/31	10	9,910
7.000%	08/01/31	82	82,724
7.000%	10/01/31	5	4,939
Federal Home Loan Mortgage Corp., 30 Day Average SOFR + 2.340% (Cap 10.158%, Floor 2.340%)
5.157%(c)	02/01/53	1,927	1,872,529
Federal National Mortgage Assoc.
1.500%	01/01/36	464	388,774
1.500%	11/01/36	1,615	1,346,486
1.500%	02/01/42	456	352,099
1.500%	11/01/50	3,152	2,267,967
1.500%	12/01/50	3,321	2,389,588
1.500%	01/01/51	991	712,760
1.500%	07/01/51	789	568,348
2.000%	08/01/31	323	286,880
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
2.000%	05/01/36	466	$399,921
2.000%	12/01/36	3,611	3,097,910
2.000%	02/01/37	4,261	3,655,315
2.000%	02/01/41	1,473	1,187,432
2.000%	05/01/41(k)	3,268	2,632,783
2.000%	08/01/50	1,104	845,851
2.000%	10/01/50	6,458	4,951,287
2.000%	11/01/50	1,504	1,151,447
2.000%	01/01/51	1,258	962,121
2.000%	02/01/51	60	45,922
2.000%	03/01/51	6,719	5,134,951
2.000%	04/01/51	2,248	1,717,971
2.000%	04/01/51	2,575	1,962,837
2.000%	05/01/51	23,137	17,680,167
2.000%	07/01/51	492	375,535
2.000%	08/01/51	3,053	2,332,186
2.000%	10/01/51	3,490	2,663,423
2.500%	TBA(tt)	2,500	1,984,078
2.500%	07/01/32	768	693,607
2.500%	08/01/32	827	746,290
2.500%	09/01/32	807	728,555
2.500%	01/01/35	4,944	4,407,623
2.500%	07/01/35	2,996	2,704,313
2.500%	10/01/37	573	506,480
2.500%	10/01/43	313	254,983
2.500%	12/01/46	666	537,757
2.500%	03/01/50	653	522,927
2.500%	08/01/50	2,327	1,861,613
2.500%	02/01/51	1,276	1,019,578
2.500%	02/01/51	1,549	1,237,391
2.500%	03/01/51	1,533	1,225,162
2.500%	04/01/51	2,677	2,131,760
2.500%	08/01/51	910	725,029
2.500%	08/01/51	1,382	1,101,539
2.500%	09/01/51	959	764,216
2.500%	10/01/51	499	397,672
2.500%	12/01/51	3,778	3,027,245
2.500%	02/01/52	455	364,656
2.500%	03/01/52	1,746	1,389,233
2.500%	05/01/52	1,359	1,090,346
3.000%	TBA	500	414,004
3.000%	TBA(tt)	3,000	2,480,273
3.000%	02/01/27	329	317,079
3.000%	08/01/30	363	336,808
3.000%	05/01/35	2,932	2,660,603
3.000%	07/01/36	1,808	1,640,902
3.000%	11/01/36	577	514,577
3.000%	12/01/42	494	422,147
3.000%	03/01/43	108	91,894
3.000%	11/01/46	390	330,794
3.000%	01/01/47	581	491,253
3.000%	02/01/47	619	522,347
3.000%	03/01/47	323	272,562
3.000%	06/01/49	13	11,182
3.000%	12/01/49	1,215	1,014,649
3.000%	01/01/50	463	386,541
3.000%	02/01/50	470	391,706

A25

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.000%	02/01/50	2,505	$2,091,692
3.000%	03/01/50	254	211,617
3.000%	04/01/51	119	99,152
3.000%	05/01/51	2,138	1,771,136
3.000%	11/01/51	107	88,345
3.000%	12/01/51	4,407	3,678,622
3.000%	03/01/52	914	759,209
3.000%	04/01/52	460	381,705
3.000%	04/01/52	931	777,933
3.000%	04/01/52	1,446	1,196,248
3.500%	07/01/31	279	261,684
3.500%	02/01/33	727	683,537
3.500%	06/01/39	238	211,432
3.500%	01/01/42	1,344	1,192,573
3.500%	05/01/42	724	642,181
3.500%	07/01/42	390	345,701
3.500%	08/01/42	148	130,974
3.500%	08/01/42	378	334,788
3.500%	09/01/42	211	186,673
3.500%	09/01/42	765	678,132
3.500%	11/01/42	104	91,845
3.500%	03/01/43	1,153	1,021,766
3.500%	04/01/43	229	203,452
3.500%	04/01/43	310	274,530
3.500%	01/01/46	600	531,619
3.500%	07/01/46	402	352,048
3.500%	11/01/46	477	418,229
3.500%	09/01/47	252	221,528
3.500%	01/01/48	2,138	1,875,981
3.500%	05/01/48	431	377,518
3.500%	06/01/48	435	381,262
3.500%	07/01/48	255	222,855
3.500%	03/01/49	5,045	4,416,736
3.500%	05/01/49	368	320,949
3.500%	06/01/49	212	185,223
3.500%	02/01/52	2,751	2,369,783
3.500%	03/01/52	941	819,085
4.000%	10/01/41	878	804,323
4.000%	09/01/44	625	571,427
4.000%	10/01/46	240	216,652
4.000%	02/01/47	116	104,907
4.000%	09/01/47	395	358,625
4.000%	11/01/47	275	249,850
4.000%	11/01/47	556	506,376
4.000%	03/01/49	2,517	2,278,664
4.000%	04/01/52	456	406,303
4.000%	06/01/52	923	822,461
4.000%	08/01/52	3,413	3,040,474
4.000%	12/01/52	4,429	3,945,194
4.000%	10/01/53	500	445,323
4.500%	07/01/33	19	17,478
4.500%	08/01/33	20	18,886
4.500%	09/01/33	47	44,070
4.500%	10/01/33	2	2,335
4.500%	10/01/33	18	16,519
4.500%	10/01/33	49	45,864
4.500%	01/01/35	1	575
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
4.500%	07/01/39	363	$342,490
4.500%	08/01/39	498	469,390
4.500%	03/01/41	165	155,624
4.500%	11/01/47	917	859,743
4.500%	01/01/49	137	127,568
4.500%	09/01/52	255	234,589
4.500%	04/01/53	194	178,302
5.000%	TBA	4,000	3,895,000
5.000%	03/01/34	98	95,641
5.000%	06/01/35	35	34,189
5.000%	07/01/35	48	46,985
5.000%	09/01/35	42	40,689
5.000%	11/01/35	53	51,425
5.000%	02/01/36	43	42,454
5.000%	05/01/36	22	21,476
5.000%	06/01/49	455	435,563
5.000%	09/01/52	469	442,448
5.000%	10/01/52	976	921,197
5.500%	TBA(tt)	3,500	3,382,285
5.500%	09/01/33	88	87,646
5.500%	10/01/33	42	40,864
5.500%	12/01/33	23	22,569
5.500%	01/01/34	1	507
5.500%	12/01/34	85	84,552
5.500%	10/01/35	180	175,009
5.500%	03/01/36	42	41,482
5.500%	05/01/36	85	83,439
5.500%	04/01/37	39	39,381
6.000%	04/01/33	2	2,366
6.000%	06/01/33	3	2,561
6.000%	10/01/33	146	145,112
6.000%	11/01/33	2	1,731
6.000%	11/01/33	7	7,346
6.000%	11/01/33	38	37,189
6.000%	01/01/34	171	172,016
6.000%	02/01/34	29	29,377
6.000%	03/01/34	16	15,617
6.000%	07/01/34	89	88,783
6.000%	08/01/34	—(r)	481
6.000%	10/01/34	2	1,797
6.000%	11/01/34	2	2,078
6.000%	11/01/34	7	6,544
6.000%	01/01/35	44	43,579
6.000%	01/01/35	72	71,149
6.000%	02/01/35	32	32,076
6.000%	02/01/35	100	99,969
6.000%	03/01/35	1	747
6.000%	04/01/35	—(r)	387
6.000%	07/01/36	15	15,189
6.000%	02/01/37	33	33,824
6.000%	05/01/37	12	12,226
6.000%	06/01/37	—(r)	252
6.000%	08/01/37	6	5,766
6.000%	09/01/37	—(r)	189
6.000%	10/01/37	23	22,916
6.000%	05/01/38	28	28,374
6.000%	06/01/38	—(r)	416

A26

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
6.500%	07/01/32	23	$23,448
6.500%	09/01/32	1	1,186
6.500%	09/01/32	29	29,065
6.500%	09/01/32	33	32,721
6.500%	09/01/32	37	36,752
6.500%	04/01/33	37	37,999
6.500%	11/01/33	17	17,427
6.500%	01/01/34	8	7,698
6.500%	09/01/34	31	31,306
6.500%	09/01/36	36	36,894
6.500%	10/01/36	10	10,633
6.500%	01/01/37	34	34,160
6.500%	01/01/37	48	48,569
6.625%	11/15/30	995	1,101,121
7.000%	02/01/32	6	6,094
7.000%	05/01/32	8	7,908
7.000%	06/01/32	9	8,600
7.000%	07/01/32	16	15,944
7.125%	01/15/30(k)	3,195	3,591,132
Government National Mortgage Assoc.
2.000%	03/20/51	730	579,768
2.000%	07/20/51	445	352,406
2.000%	10/20/51	646	511,306
2.500%	03/20/43	123	102,549
2.500%	12/20/46	223	184,926
2.500%	08/20/50	66	53,850
2.500%	09/20/50	488	400,352
2.500%	10/20/50	2,238	1,834,874
2.500%	11/20/50	1,703	1,395,756
2.500%	02/20/51	2,068	1,691,966
2.500%	03/20/51	1,147	938,003
2.500%	05/20/51	2,145	1,756,471
2.500%	07/20/51	997	815,660
2.500%	08/20/51	3,905	3,193,768
2.500%	10/20/51	1,140	932,435
3.000%	12/20/44	82	70,659
3.000%	03/15/45	235	201,096
3.000%	11/20/45	253	217,990
3.000%	03/20/46	516	442,664
3.000%	07/20/46	1,309	1,130,415
3.000%	08/20/46	348	300,037
3.000%	10/20/46	303	261,239
3.000%	04/20/47	429	369,383
3.000%	12/20/49	145	123,342
3.000%	01/20/50	855	729,891
3.000%	06/20/51	629	534,789
3.000%	10/20/51	1,324	1,125,095
3.000%	11/20/51	461	391,046
3.000%	12/20/51	2,605	2,211,720
3.500%	12/20/42	500	447,711
3.500%	05/20/43	153	137,162
3.500%	04/20/45	438	390,314
3.500%	07/20/46	1,579	1,404,313
3.500%	07/20/48	1,208	1,069,746
3.500%	11/20/48	401	355,608
3.500%	06/20/49	1,491	1,318,950
4.000%	06/15/40	30	27,139
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
4.000%	05/20/41	25	$23,484
4.000%	12/20/42	289	267,086
4.000%	08/20/44	102	94,340
4.000%	11/20/45	196	180,018
4.000%	12/20/45	536	492,406
4.000%	09/20/47	1,444	1,327,212
4.000%	02/20/49	521	474,435
4.000%	01/20/50	203	185,259
4.000%	06/20/52	1,004	904,306
4.500%	04/15/40	169	160,989
4.500%	01/20/41	192	182,453
4.500%	02/20/41	302	286,645
4.500%	03/20/41	151	143,051
4.500%	06/20/44	224	213,080
4.500%	09/20/46	180	167,969
4.500%	11/20/46	233	221,215
4.500%	03/20/47	127	119,639
4.500%	05/20/48	202	189,746
4.500%	08/20/48	361	337,468
4.500%	08/20/52	1,953	1,806,525
5.000%	10/20/37	49	48,046
5.000%	04/20/45	257	251,844
5.500%	08/15/33	107	104,017
5.500%	08/15/33	140	136,652
5.500%	09/15/33	32	31,153
5.500%	12/15/33	7	6,785
5.500%	03/15/34	93	90,098
5.500%	12/15/34	154	152,443
5.500%	07/15/35	29	28,621
5.500%	04/15/36	20	19,451
6.000%	04/15/33	4	4,003
6.000%	12/15/33	60	59,703
6.000%	01/15/34	15	14,691
6.000%	01/15/34	17	16,845
6.000%	01/15/34	32	32,204
6.000%	06/20/34	51	52,775
6.000%	07/15/34	37	37,513
6.500%	12/15/23	—(r)	15
6.500%	01/15/24	—(r)	7
6.500%	01/15/24	—(r)	212
6.500%	01/15/24	—(r)	252
6.500%	01/15/24	—(r)	405
6.500%	01/15/24	1	654
6.500%	02/15/24	—(r)	66
6.500%	03/15/24	—(r)	46
6.500%	04/15/24	—(r)	105
6.500%	04/15/24	—(r)	154
6.500%	04/15/24	—(r)	198
6.500%	04/15/24	1	599
6.500%	04/15/24	1	886
6.500%	05/15/24	—(r)	114
6.500%	05/15/24	—(r)	232
6.500%	05/15/24	1	564
6.500%	10/15/24	—(r)	482
6.500%	11/15/28	2	1,977
6.500%	08/15/31	2	1,884
6.500%	12/15/31	5	5,041

A27

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
6.500%	02/15/32	16	$15,852
6.500%	06/15/32	9	9,508
6.500%	07/15/32	17	16,848
6.500%	08/15/32	3	2,937
6.500%	08/15/32	3	3,216
6.500%	08/15/32	6	6,041
6.500%	08/15/32	16	15,748
6.500%	08/15/32	93	93,942
6.500%	08/15/34	18	18,076
6.500%	06/15/35	16	15,723
6.500%	09/15/36	15	15,353
Tennessee Valley Authority, Sr. Unsec’d. Notes
1.500%	09/15/31	200	153,425
7.125%	05/01/30	510	569,152

Total U.S. Government Agency Obligations (cost $292,221,290)			261,633,788
U.S. Treasury Obligations — 0.6%
U.S. Treasury Bonds
2.250%	05/15/41(h)	12,570	8,624,198
2.375%	02/15/42(a)	1,965	1,358,306
U.S. Treasury Strips Coupon
1.760%(s)	08/15/40	830	353,236
2.000%(s)	08/15/39	360	162,155
2.378%(s)	11/15/43	3,600	1,297,969
2.941%(s)	11/15/41	7,520	2,987,144

Total U.S. Treasury Obligations (cost $20,970,145)			14,783,008

Total Long-Term Investments (cost $1,350,065,199)			2,107,042,362

	Shares
Short-Term Investments — 13.2%
Affiliated Mutual Funds — 13.1%
PGIM Core Ultra Short Bond Fund(wb)	275,297,047	275,297,047
PGIM Institutional Money Market Fund (cost $34,952,862; includes $34,753,389 of cash collateral for securities on loan)(b)(wb)	35,046,955	35,025,927

Total Affiliated Mutual Funds (cost $310,249,909)		310,322,974

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligation(k)(n) — 0.1%
U.S. Treasury Bills
5.338%	12/14/23	1,100	$1,088,172
(cost $1,088,097)

Total Short-Term Investments (cost $311,338,006)			311,411,146

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN—102.2% (cost $1,661,403,205)			2,418,453,508

Option Written*~ — (0.0)%
(premiums received $0)	(42)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN—102.2% (cost $1,661,403,205)	2,418,453,466

Liabilities in excess of other assets(z) — (2.2)%	(51,904,417)

Net Assets — 100.0%	$2,366,549,049

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
EUR	Euro

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
BABs	Build America Bonds
BARC	Barclays Bank PLC
BNP	BNP Paribas S.A.
BOA	Bank of America, N.A.
CDI	Chess Depository Interest
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
CVA	Certificate Van Aandelen (Bearer)
DAC	Designated Activity Company
EAFE	Europe, Australasia, Far East
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
GSI	Goldman Sachs International
IO	Interest Only (Principal amount represents notional)
JPM	JPMorgan Chase Bank N.A.
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
M	Monthly payment frequency for swaps
MSCI	Morgan Stanley Capital International
MSI	Morgan Stanley & Co International PLC
MTN	Medium Term Note
OTC	Over-the-counter
PJSC	Public Joint-Stock Company
PRFC	Preference Shares

A28

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
SSB	State Street Bank & Trust Company
STRIPs	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TBA	To Be Announced
USOIS	United States Overnight Index Swap
UTS	Unit Trust Security

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $701,350 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $34,024,427; cash collateral of $34,753,389 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2023.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $9,000,000 is 0.4% of net assets.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward Commitment Contracts:
U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	2.000%	TBA	10/12/23	$(500)		$(380,273)
Federal National Mortgage Assoc.	4.000%	TBA	10/12/23	(2,000)		(1,780,469)
TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $2,219,629)						$(2,160,742)
Option Written:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
GS_21-PJA^	Put	GSI	06/17/24	0.25%	0.25%(M)	GS_21-PJA(M)	9,100	$(42)
(premiums received $0)
Futures contracts outstanding at September 30, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
55	3 Month CME SOFR	Mar. 2024	$13,000,625	$(8,999)
194	2 Year U.S. Treasury Notes	Dec. 2023	39,325,922	(95,352)
345	5 Year U.S. Treasury Notes	Dec. 2023	36,348,986	(315,510)
329	10 Year U.S. Treasury Notes	Dec. 2023	35,552,563	(556,877)
199	30 Year U.S. Ultra Treasury Bonds	Dec. 2023	23,618,813	(1,646,182)
3	Mini MSCI EAFE Index	Dec. 2023	306,225	(10,657)
A29

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Futures contracts outstanding at September 30, 2023 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
56	S&P 500 E-Mini Index	Dec. 2023	$12,111,400	$(519,839)
				(3,153,416)
Short Positions:
19	5 Year Euro-Bobl	Dec. 2023	2,325,157	31,370
24	10 Year U.S. Ultra Treasury Notes	Dec. 2023	2,677,500	77,668
257	20 Year U.S. Treasury Bonds	Dec. 2023	29,241,781	1,507,370
				1,616,408
				$(1,537,008)
Forward foreign currency exchange contracts outstanding at September 30, 2023:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 10/03/23	BNP	EUR	15,805	$16,726,771	$16,712,954	$—	$(13,817)
Expiring 10/03/23	MSI	EUR	161	172,684	169,998	—	(2,686)
				$16,899,455	$16,882,952	—	(16,503)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 10/03/23	SSB	EUR	15,966	$17,246,488	$16,882,952	$363,536	$—
Expiring 11/02/23	BNP	EUR	15,805	16,747,318	16,734,458	12,860	—
				$33,993,806	$33,617,410	376,396	—
						$376,396	$(16,503)
Credit default swap agreement outstanding at September 30, 2023:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_21-PJA	10/16/23	0.500%(M)	5,101	*	$3,324	$(71)	$3,395	GSI

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Credit Suisse Group AG	06/20/26	1.000%(Q)	2,000	$(20,809)	$90,737	$(111,546)	BARC
Credit Suisse Group AG	06/20/26	1.000%(Q)	2,000	(20,809)	88,507	(109,316)	BARC
A30

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Credit default swap agreement outstanding at September 30, 2023 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)(cont’d.):
Credit Suisse Group AG	06/20/26	1.000%(Q)	2,000	$(20,809)	$99,562	$(120,371)	BARC
				$(62,427)	$278,806	$(341,233)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2023(4)	Value at Trade Date	Value at September 30, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.41.V1	12/20/28	5.000%(Q)	13,960	4.795%	$109,915	$134,864	$24,949
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
 Interest rate swap agreements outstanding at September 30, 2023:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
24,975	08/31/24	5.384%(T)	1 Day SOFR(2)(T)/ 5.310%	$—	$(19,282)	$(19,282)
3,816	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 5.310%	—	(19,580)	(19,580)
A31

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
Interest rate swap agreements outstanding at September 30, 2023 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
4,664	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 5.310%	$—	$(9,152)	$(9,152)
10,650	03/10/25	5.088%(A)	1 Day SOFR(2)(A)/ 5.310%	—	(25,570)	(25,570)
12,880	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 5.310%	—	55,288	55,288
1,410	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 5.310%	261	(1,937)	(2,198)
				$261	$(20,233)	$(20,494)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at September 30, 2023:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)	1 Day USOIS -54bps(T)/ 4.790%	JPM	03/20/24	(5,021)	$186,417	$—	$186,417
U.S. Treasury Bond(T)	1 Day USOIS +17bps(T)/ 5.500%	GSI	01/10/24	26,725	(1,734,445)	—	(1,734,445)
U.S. Treasury Bond(T)	1 Day USOIS +18bps(T)/ 5.510%	JPM	01/18/24	6,655	(706,488)	—	(706,488)
U.S. Treasury Bond(T)	1 Day USOIS +18bps(T)/ 5.510%	GSI	01/19/24	12,240	(1,337,526)	—	(1,337,526)
U.S. Treasury Bond(T)	1 Day USOIS +18bps(T)/ 5.510%	JPM	01/23/24	11,775	(1,438,995)	—	(1,438,995)
U.S. Treasury Bond(T)	1 Day USOIS +18bps(T)/ 5.510%	JPM	01/29/24	10,220	(1,076,489)	—	(1,076,489)
U.S. Treasury Bond(T)	1 Day USOIS +19bps(T)/ 5.520%	GSI	01/29/24	16,755	(1,845,248)	—	(1,845,248)
U.S. Treasury Bond(T)	1 Day USOIS +20bps(T)/ 5.530%	BOA	02/12/24	19,230	(1,121,065)	—	(1,121,065)
U.S. Treasury Bond(T)	1 Day USOIS +18bps(T)/ 5.510%	JPM	02/23/24	13,010	(385,068)	—	(385,068)
					$(9,458,907)	$—	$(9,458,907)
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A32